Schedule of Investments(a)
November 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–46.60%
Advertising–0.10%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$125,000	$130,203
7.50%, 03/15/2033(b)	125,000	131,686
Lamar Media Corp.,
4.88%, 01/15/2029	250,000	249,693
5.38%, 11/01/2033(b)(c)	4,934,000	4,945,544
		5,457,126
Aerospace & Defense–0.62%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	805,000	831,011
5.50%, 03/26/2054(b)	750,000	767,670
Boeing Co. (The),
6.26%, 05/01/2027	60,000	61,672
6.30%, 05/01/2029	89,000	94,678
6.53%, 05/01/2034	376,000	418,289
5.81%, 05/01/2050	137,000	136,559
Embraer Netherlands Finance B.V. (Brazil), 5.40%, 01/09/2038	800,000	793,960
General Dynamics Corp., 4.95%, 08/15/2035(c)	578,000	594,151
Hexcel Corp., 5.88%, 02/26/2035	106,000	112,123
Howmet Aerospace, Inc.,
4.85%, 10/15/2031	120,000	123,734
4.55%, 11/15/2032	6,635,000	6,699,133
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	126,000	130,641
5.75%, 01/15/2035(c)	231,000	245,105
L3Harris Technologies, Inc., 5.40%, 07/31/2033	16,000	16,821
Lockheed Martin Corp.,
4.15%, 08/15/2028(c)	751,000	756,378
4.50%, 02/15/2029	125,000	127,075
4.40%, 08/15/2030(c)	1,382,000	1,401,612
4.80%, 08/15/2034	168,000	171,551
5.00%, 08/15/2035	2,806,000	2,883,174
5.90%, 11/15/2063	18,000	19,081
RTX Corp.,
5.75%, 01/15/2029	76,000	79,808
6.00%, 03/15/2031	78,000	84,359
5.15%, 02/27/2033	68,000	70,969
6.40%, 03/15/2054	60,000	67,264
Textron, Inc., 4.95%, 03/15/2036	4,047,000	4,051,111
TransDigm, Inc.,
6.75%, 08/15/2028(b)	867,000	885,810
6.38%, 03/01/2029(b)	3,007,000	3,100,869
6.38%, 05/31/2033(b)	8,116,000	8,339,158
6.25%, 01/31/2034(b)(c)	1,017,000	1,055,177
		34,118,943
Principal Amount		Value
Agricultural & Farm Machinery–0.24%
AGCO Corp.,
5.45%, 03/21/2027	$60,000	$60,781
5.80%, 03/21/2034(c)	109,000	114,110
CNH Industrial Capital LLC, 4.75%, 03/21/2028	304,000	308,097
Deere Funding Canada Corp., 4.15%, 10/09/2030	7,998,000	8,009,044
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	1,200,000	1,211,579
6.38%, 07/01/2055(b)	1,820,000	1,888,382
John Deere Capital Corp.,
4.38%, 10/15/2030(c)	1,739,000	1,762,900
5.10%, 04/11/2034	198,000	206,470
		13,561,363
Agricultural Products & Services–0.19%
Cargill, Inc.,
4.13%, 10/23/2030(b)	3,592,000	3,588,657
5.38%, 10/23/2055(b)	6,826,002	6,712,033
		10,300,690
Air Freight & Logistics–0.04%
GXO Logistics, Inc.,
6.25%, 05/06/2029	210,000	220,637
6.50%, 05/06/2034	141,000	151,842
United Parcel Service, Inc.,
4.65%, 10/15/2030(c)	709,000	728,115
5.15%, 05/22/2034	138,000	144,457
5.25%, 05/14/2035(c)	735,000	768,938
5.50%, 05/22/2054(c)	317,000	315,352
		2,329,341
Aluminum–0.01%
JSC Uzbekneftegaz (Uzbekistan), 8.75%, 05/07/2030(b)	300,000	317,873
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	151,980	54,181
William Carter Co. (The), 7.38%, 02/15/2031(b)	135,000	137,863
		192,044
Apparel, Accessories & Luxury Goods–0.08%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	2,305,000	2,299,920
5.40%, 10/07/2035(b)	1,925,000	1,925,187
		4,225,107
Application Software–0.13%
Autodesk, Inc., 5.30%, 06/15/2035	600,000	620,426
Cadence Design Systems, Inc., 4.70%, 09/10/2034	108,000	108,708
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	262,000	264,339
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Application Software–(continued)
Fair Isaac Corp., 6.00%, 05/15/2033(b)	$305,000	$314,257
Intuit, Inc., 5.20%, 09/15/2033	98,000	102,957
Roper Technologies, Inc.,
4.25%, 09/15/2028	768,000	771,741
4.50%, 10/15/2029	143,000	144,612
4.45%, 09/15/2030	875,000	880,513
4.75%, 02/15/2032	115,000	116,690
4.90%, 10/15/2034(c)	309,000	310,436
5.10%, 09/15/2035(c)	2,418,000	2,455,213
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	641,000	641,490
6.50%, 06/01/2032(b)	70,000	72,922
Synopsys, Inc., 5.70%, 04/01/2055	217,000	217,720
		7,022,024
Asset Management & Custody Banks–0.43%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	441,000	453,556
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	110,000	115,312
5.15%, 05/15/2033	76,000	79,250
5.20%, 04/15/2035	876,000	899,740
Ares Capital Corp.,
5.88%, 03/01/2029	13,000	13,362
5.50%, 09/01/2030	91,000	91,884
5.80%, 03/08/2032	19,000	19,222
Ares Strategic Income Fund,
5.70%, 03/15/2028	38,000	38,520
5.45%, 09/09/2028(b)	45,000	45,234
6.20%, 03/21/2032	29,000	29,731
Bank of New York Mellon Corp. (The),
4.85% (SOFR + 0.68%), 06/09/2028(d)	2,379,000	2,384,158
4.89%, 07/21/2028(e)	273,000	277,457
4.98%, 03/14/2030(e)	37,000	38,162
5.06%, 07/22/2032(e)	156,000	162,188
5.19%, 03/14/2035(e)	5,000	5,191
5.32%, 06/06/2036(e)	91,000	94,995
Series J, 4.97%, 04/26/2034(e)	13,000	13,351
Blackstone Secured Lending Fund,
2.13%, 02/15/2027(c)	2,814,000	2,729,058
5.88%, 11/15/2027	10,000	10,211
Brookfield Asset Management Ltd. (Canada),
5.80%, 04/24/2035(c)	1,142,000	1,199,334
6.08%, 09/15/2055	1,646,000	1,698,488
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	3,094,000	3,050,866
Citadel L.P.,
6.00%, 01/23/2030(b)	96,000	99,997
6.38%, 01/23/2032(b)	146,000	154,205
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)(c)	897,000	902,889
Northern Trust Corp.,
4.15%, 11/19/2030	2,213,000	2,221,856
6.13%, 11/02/2032	4,000	4,383
5.12%, 11/19/2040(e)	4,409,000	4,434,401
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
5.00% (SOFR + 0.95%), 04/24/2028(d)	$33,000	$33,211
5.68%, 11/21/2029(e)	23,000	24,117
4.73%, 02/28/2030	59,000	60,539
4.83%, 04/24/2030	51,000	52,618
6.12%, 11/21/2034(e)	16,000	17,438
5.15%, 02/28/2036(e)	62,000	63,970
4.78%, 10/23/2036(e)	2,429,000	2,438,088
		23,956,982
Automobile Manufacturers–0.64%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	775,000	774,379
American Honda Finance Corp., 4.90%, 01/10/2034	8,000	8,080
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)	511,000	516,115
4.65%, 10/12/2030(b)	950,000	958,426
5.00%, 10/12/2032(b)	5,873,000	5,935,704
5.38%, 01/18/2034(b)	504,000	516,804
5.63%, 01/13/2035(b)	596,000	619,665
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	970,000	980,016
7.35%, 11/04/2027	198,000	206,794
5.92%, 03/20/2028	916,000	936,665
6.80%, 05/12/2028	959,000	999,025
6.80%, 11/07/2028	832,000	871,250
7.20%, 06/10/2030(c)	886,000	951,827
7.12%, 11/07/2033	141,000	152,022
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	2,214,000	2,235,791
4.69%, 07/08/2030	1,951,000	1,977,176
5.34%, 07/08/2035	2,703,000	2,780,848
Hyundai Capital America,
4.88%, 06/23/2027(b)(c)	1,408,000	1,422,930
5.00%, 01/07/2028(b)	1,182,000	1,200,907
5.60%, 03/30/2028(b)	83,000	85,406
5.35%, 03/19/2029(b)	67,000	69,011
5.30%, 01/08/2030(b)	1,020,000	1,052,340
5.80%, 04/01/2030(b)	14,000	14,721
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	4,005,000	4,091,432
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)(c)	799,000	820,867
4.85%, 01/11/2029(b)	595,000	607,770
5.13%, 08/01/2034(b)	825,000	843,628
PACCAR Financial Corp., 4.00%, 09/26/2029	371,000	372,958
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	159,000	162,037
5.10%, 03/21/2031	55,000	57,340
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Volkswagen Group of America Finance LLC (Germany),
4.90%, 08/14/2026(b)	$685,000	$688,076
5.25%, 03/22/2029(b)	933,000	956,432
4.95%, 08/15/2029(b)	650,000	658,325
5.60%, 03/22/2034(b)(c)	888,000	919,031
		35,443,798
Automotive Parts & Equipment–0.28%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	528,000	531,640
7.75%, 10/15/2033(b)(c)	967,000	977,335
BMW US Capital LLC (Germany),
4.50%, 08/11/2030(b)	715,000	720,381
5.20%, 08/11/2035(b)(c)	1,916,000	1,946,101
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	531,000	552,373
6.75%, 09/15/2032(b)	27,000	27,793
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	247,000	264,767
Dana, Inc., 5.63%, 06/15/2028	48,000	48,058
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	101,000	103,868
4.90%, 05/01/2033(b)	81,000	82,479
Forvia SE (France), 8.00%, 06/15/2030(b)	196,000	209,050
Magna International, Inc. (Canada), 5.88%, 06/01/2035	274,000	291,604
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	277,000	273,778
Phinia, Inc.,
6.75%, 04/15/2029(b)	522,000	539,355
6.63%, 10/15/2032(b)	16,000	16,626
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	291,000	297,244
7.13%, 04/14/2030(b)	275,000	272,499
6.75%, 04/23/2030(b)	133,000	129,514
7.50%, 03/24/2031(b)	7,492,000	7,417,881
6.88%, 04/23/2032(b)	728,000	692,244
		15,394,590
Automotive Retail–0.21%
Advance Auto Parts, Inc.,
5.95%, 03/09/2028	27,000	27,616
7.00%, 08/01/2030(b)(c)	1,603,000	1,637,369
7.38%, 08/01/2033(b)(c)	2,113,000	2,154,277
AutoZone, Inc., 5.20%, 08/01/2033	62,000	64,037
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	275,000	269,616
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	800,000	788,318
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	500,000	501,061
5.50%, 10/01/2030(b)	5,900,000	5,933,791
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	289,000	293,040
		11,669,125
Principal Amount		Value
Biotechnology–0.02%
AbbVie, Inc.,
4.80%, 03/15/2029	$173,000	$177,597
5.05%, 03/15/2034	199,000	206,461
5.40%, 03/15/2054	196,000	195,519
5.50%, 03/15/2064	197,000	196,510
Amgen, Inc.,
5.15%, 03/02/2028	84,000	85,990
5.25%, 03/02/2030	19,000	19,750
Gilead Sciences, Inc.,
5.25%, 10/15/2033	62,000	65,497
5.55%, 10/15/2053	48,000	48,887
		996,211
Brewers–0.01%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L. (Guatemala), 5.25%, 04/27/2029(b)	400,000	392,734
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	250,000	226,684
		619,418
Broadcasting–0.03%
Gray Media, Inc., 9.63%, 07/15/2032(b)	75,000	77,798
Paramount Global,
5.85%, 09/01/2043	218,000	196,230
4.95%, 05/19/2050	218,000	169,881
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	146,000	150,794
9.38%, 08/01/2032(b)(c)	527,000	559,896
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	270,000	277,585
		1,432,184
Broadline Retail–0.23%
eBay, Inc., 4.25%, 03/06/2029	4,567,000	4,587,470
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	4,483,000	4,796,272
Macy’s Retail Holdings LLC, 7.38%, 08/01/2033(b)	2,178,000	2,294,364
Prosus N.V. (China), 4.19%, 01/19/2032(b)	1,000,000	962,507
		12,640,613
Building Products–0.24%
Amrize Finance US LLC,
4.60%, 04/07/2027(b)(c)	609,000	612,837
4.70%, 04/07/2028(b)(c)	751,000	760,483
4.95%, 04/07/2030(b)	204,000	209,399
Carrier Global Corp., 5.90%, 03/15/2034	28,000	30,263
CRH America Finance, Inc.,
4.40%, 02/09/2031	4,014,000	4,023,990
5.00%, 02/09/2036	5,632,000	5,688,174
5.60%, 02/09/2056(c)	1,737,000	1,743,245
Lennox International, Inc., 5.50%, 09/15/2028	95,000	98,371
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Building Products–(continued)
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	$266,000	$266,438
		13,433,200
Cable & Satellite–0.19%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	1,093,000	1,083,237
6.38%, 09/01/2029(b)	612,000	621,768
7.38%, 03/01/2031(b)	140,000	142,937
4.75%, 02/01/2032(b)	36,000	33,114
4.50%, 06/01/2033(b)	272,000	239,224
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	147,000	155,637
5.85%, 12/01/2035(c)	2,062,000	2,067,681
6.70%, 12/01/2055(c)	1,912,000	1,864,939
Comcast Corp.,
5.50%, 11/15/2032	57,000	60,464
6.05%, 05/15/2055	2,498,000	2,530,240
Cox Communications, Inc., 5.70%, 06/15/2033(b)	20,000	20,225
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	132,000	131,228
Grupo Televisa, S.A.B. (Mexico), 5.00%, 05/13/2045	1,000,000	703,774
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	1,100,000	1,026,597
		10,681,065
Cargo Ground Transportation–0.09%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	17,000	17,103
5.35%, 01/12/2027(b)	17,000	17,197
5.70%, 02/01/2028(b)	28,000	28,852
5.55%, 05/01/2028(b)	61,000	62,839
6.05%, 08/01/2028(b)	63,000	65,826
5.25%, 02/01/2030(b)	747,000	771,070
Ryder System, Inc.,
4.90%, 12/01/2029	236,000	241,525
4.30%, 12/01/2030	3,968,000	3,962,754
		5,167,166
Casinos & Gaming–0.03%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	799,000	791,704
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	550,000	521,207
Wynn Macau Ltd. (Macau), 5.13%, 12/15/2029(b)	400,000	391,680
		1,704,591
Coal & Consumable Fuels–0.01%
FS Luxembourg S.a.r.l. (Brazil), 8.63%, 06/25/2033(b)	600,000	615,504
Principal Amount		Value
Commercial & Residential Mortgage Finance–0.18%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	$51,000	$53,066
6.75%, 10/25/2028(b)	123,000	130,688
4.80%, 10/24/2030(b)	3,301,000	3,308,443
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(b)	2,853,000	2,892,788
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)(c)	518,000	531,294
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(e)	800,000	815,795
Radian Group, Inc., 6.20%, 05/15/2029(c)	112,000	117,371
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	760,000	789,520
6.38%, 08/01/2033(b)	378,000	396,302
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	445,000	438,138
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	258,000	265,411
		9,738,816
Commodity Chemicals–0.00%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	200,000	207,446
Computer & Electronics Retail–0.04%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035(c)	1,867,000	1,938,017
Leidos, Inc., 5.75%, 03/15/2033	39,000	41,475
		1,979,492
Construction & Engineering–0.12%
AECOM, 6.00%, 08/01/2033(b)	6,365,000	6,547,771
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(f)	110,990	91,450
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	279,000	271,946
		6,911,167
Construction Machinery & Heavy Transportation Equipment– 0.22%
Caterpillar, Inc.,
5.20%, 05/15/2035	631,000	660,873
5.50%, 05/15/2055	273,000	280,428
Cummins, Inc.,
4.70%, 02/15/2031(c)	2,339,000	2,398,490
5.30%, 05/09/2035	1,839,000	1,919,394
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	3,425,000	3,423,500
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	965,000	990,076
5.50%, 05/29/2035	2,426,000	2,543,144
		12,215,905
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Construction Materials–0.03%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	$1,007,000	$1,021,265
6.13%, 07/31/2032(b)	577,000	591,911
		1,613,176
Consumer Electronics–0.07%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)(c)	1,070,000	1,090,823
5.63%, 04/24/2029(b)	2,167,500	2,264,394
Telecommunications Co. Telekom Srbija AD Belgrade (Serbia), 7.00%, 10/28/2029(b)	275,000	276,866
		3,632,083
Consumer Finance–0.89%
American Express Co.,
5.65%, 04/23/2027(e)	232,000	233,448
4.73%, 04/25/2029(e)	783,000	796,128
5.31% (SOFR + 1.26%), 04/25/2029(c)(d)	2,415,000	2,446,873
4.35%, 07/20/2029(e)	3,943,000	3,975,896
4.87% (SOFR + 0.81%), 07/20/2029(d)	5,870,000	5,878,473
5.53%, 04/25/2030(e)	208,000	217,744
5.02%, 04/25/2031(c)(e)	1,734,000	1,792,499
4.92%, 07/20/2033(e)	2,683,000	2,749,285
5.44%, 01/30/2036(e)	55,000	57,541
5.67%, 04/25/2036(e)	144,000	152,934
4.80%, 10/24/2036(c)(e)	13,852,000	13,787,934
Capital One Financial Corp.,
7.15%, 10/29/2027(e)	44,000	45,118
4.49%, 09/11/2031(c)(e)	3,031,000	3,029,760
5.20%, 09/11/2036(c)(e)	2,536,000	2,532,487
EZCORP, Inc., 7.38%, 04/01/2032(b)(c)	502,000	527,529
FirstCash, Inc.,
4.63%, 09/01/2028(b)(c)	650,000	644,108
6.88%, 03/01/2032(b)	817,000	850,532
General Motors Financial Co., Inc., 5.40%, 04/06/2026	8,000	8,034
goeasy Ltd. (Canada), 6.88%, 02/15/2031(b)(c)	1,418,000	1,339,201
Navient Corp., 5.00%, 03/15/2027	250,000	249,980
OneMain Finance Corp.,
3.50%, 01/15/2027	275,000	271,636
6.63%, 05/15/2029(c)	515,000	533,550
6.75%, 03/15/2032	90,000	92,096
7.13%, 09/15/2032(c)	653,000	677,106
6.50%, 03/15/2033(c)	5,803,000	5,835,845
Synchrony Financial, 5.02%, 07/29/2029(c)(e)	427,000	431,565
		49,157,302
Consumer Staples Merchandise Retail–0.02%
Cencosud S.A. (Chile), 5.95%, 05/28/2031(b)	800,000	840,036
Dollar General Corp., 5.50%, 11/01/2052	33,000	31,883
		871,919
Principal Amount		Value
Copper–0.00%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	$250,000	$262,645
Distillers & Vintners–0.03%
Constellation Brands, Inc.,
4.80%, 05/01/2030	203,000	206,760
4.90%, 05/01/2033	6,000	6,054
4.95%, 11/01/2035(c)	1,367,000	1,357,690
		1,570,504
Distributors–0.01%
Genuine Parts Co.,
4.95%, 08/15/2029	421,000	427,615
6.88%, 11/01/2033	113,000	126,225
		553,840
Diversified Banks–6.10%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	20,292,476
Akbank Turk A.S. (Turkey), 7.88%, 09/04/2035(b)(e)	200,000	205,577
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	628,000	698,902
5.20%, 09/30/2035(b)(c)(e)	350,000	354,238
6.75%(b)(e)(g)	624,000	632,609
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(e)(g)	1,807,000	2,018,661
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	398,624
Banco del Estado de Chile (Chile), 7.95%(b)(e)(g)	421,000	446,210
Banco do Brasil S.A. (Brazil), 6.00%, 03/18/2031(b)	800,000	826,174
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(e)	200,000	197,988
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(e)	800,000	814,158
5.08% (SOFR + 1.12%), 11/06/2030	7,200,000	7,237,980
5.13%, 11/06/2035	8,200,000	8,269,866
8.00%(c)(e)(g)	466,667	518,478
9.63%(e)(g)	2,400,000	2,673,158
9.63%(c)(e)(g)	1,400,000	1,691,175
Bank Gospodarstwa Krajowego (Poland),
5.38%, 05/22/2033(b)	200,000	207,803
5.75%, 07/09/2034(b)	445,000	473,380
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
5.08% (SOFR + 1.05%), 02/04/2028(d)	$42,000	$42,258
4.95%, 07/22/2028(e)	7,000	7,100
4.88% (SOFR + 0.83%), 01/24/2029(d)	441,000	441,627
5.20%, 04/25/2029(e)	88,000	90,263
4.62%, 05/09/2029(e)	967,000	980,363
5.06% (SOFR + 1.01%), 01/24/2031(c)(d)	393,000	393,148
5.16%, 01/24/2031(e)	184,000	190,909
5.43%, 08/15/2035(e)	50,000	51,550
5.51%, 01/24/2036(e)	1,048,000	1,106,490
6.63%(e)(g)	1,498,000	1,555,087
Series RR, 4.38%(c)(e)(g)	3,401,000	3,356,906
Bank of Montreal (Canada),
7.70%, 05/26/2084(e)	836,000	889,986
7.30%, 11/26/2084(e)	965,000	1,030,002
Bank of New York Mellon (The),
4.59%, 04/20/2027(e)	995,000	996,990
4.77% (SOFR + 0.71%), 04/20/2027(d)	1,389,000	1,391,175
4.73%, 04/20/2029(c)(e)	927,000	943,601
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(e)	805,000	833,875
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(e)	810,000	860,699
8.00%, 01/27/2084(c)(e)	859,000	920,603
6.88%, 10/27/2085(c)(e)	7,411,000	7,481,190
Banque Federative du Credit Mutuel (France), 4.59%, 10/16/2028(b)	4,229,000	4,276,344
Barclays PLC (United Kingdom),
5.37%, 02/25/2031(e)	666,000	690,217
6.69%, 09/13/2034(e)	200,000	222,485
5.86%, 08/11/2046(e)	2,176,000	2,261,041
BBVA Bancomer S.A. (Mexico), 8.45%, 06/29/2038(b)(e)	300,000	329,394
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(e)	1,026,000	1,037,950
5.45% (SOFR + 1.43%), 05/09/2029(b)(d)	2,276,000	2,303,361
5.09%, 05/09/2031(b)(e)	2,128,000	2,178,488
7.45%(b)(e)(g)	200,000	208,694
BPCE S.A. (France),
6.29%, 01/14/2036(b)(e)	330,000	356,328
6.92%, 01/14/2046(b)(e)	957,000	1,036,824
CaixaBank S.A. (Spain), 4.89%, 07/03/2031(b)(e)	1,139,000	1,159,679
Citigroup, Inc.,
5.17% (SOFR + 1.14%), 05/07/2028(d)	2,010,000	2,022,581
5.17%, 02/13/2030(e)	74,000	76,140
4.54%, 09/19/2030(e)	472,000	476,427
5.49% (SOFR + 1.46%), 05/07/2031(d)	2,319,000	2,354,039
4.50%, 09/11/2031(c)(e)	4,319,000	4,350,653
6.17%, 05/25/2034(e)	33,000	35,270
5.83%, 02/13/2035(e)	44,000	46,032
5.17%, 09/11/2036(c)(e)	6,816,000	6,958,451
5.41%, 09/19/2039(e)	517,000	522,301
Principal Amount		Value
Diversified Banks–(continued)
5.61%, 03/04/2056(c)(e)	$1,513,000	$1,540,201
Series AA, 7.63%(e)(g)	5,457,000	5,708,939
Series BB, 7.20%(e)(g)	5,272,000	5,459,573
Series DD, 7.00%(c)(e)(g)	6,536,000	6,944,886
Series W, 4.00%(e)(g)	5,850,000	5,867,726
Series Z, 7.38%(c)(e)(g)	5,754,000	5,943,295
Comerica, Inc., 5.98%, 01/30/2030(e)	3,000	3,128
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	3,915,000	3,930,577
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	3,865,000	4,023,755
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(e)	1,412,000	1,456,538
4.82%, 09/25/2033(b)(e)	6,011,000	6,026,352
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	758,000	766,160
Fifth Third Bancorp,
1.71%, 11/01/2027(e)	12,000	11,725
6.34%, 07/27/2029(e)	6,000	6,323
4.77%, 07/28/2030(e)	58,000	58,808
5.63%, 01/29/2032(e)	21,000	22,095
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(e)	897,000	907,596
5.60%, 05/17/2028(e)	913,000	931,261
5.21%, 08/11/2028(e)	511,000	519,339
5.29%, 11/19/2030(e)	951,000	983,977
5.13%, 03/03/2031(e)	756,000	777,161
5.24%, 05/13/2031(e)	1,407,000	1,455,251
5.59% (SOFR + 1.57%), 05/13/2031(d)	2,647,000	2,698,647
4.62%, 11/06/2031(e)	2,134,000	2,148,350
7.40%, 11/13/2034(e)	200,000	228,928
5.79%, 05/13/2036(e)	417,000	443,014
5.74%, 09/10/2036(e)	2,260,000	2,335,048
5.13%, 11/06/2036(e)	3,844,000	3,880,090
6.33%, 03/09/2044(e)	723,000	799,816
6.88%(e)(g)	722,000	749,625
7.05%(e)(g)	3,046,000	3,162,540
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(e)	885,000	916,902
JPMorgan Chase & Co.,
5.57%, 04/22/2028(e)	168,000	171,382
4.85%, 07/25/2028(e)	14,000	14,189
4.92%, 01/24/2029(e)	164,000	167,163
5.30%, 07/24/2029(e)	70,000	72,192
6.09%, 10/23/2029(e)	80,000	84,467
5.01%, 01/23/2030(e)	46,000	47,241
5.58%, 04/22/2030(e)	132,000	138,177
5.00%, 07/22/2030(e)	273,000	280,982
4.60%, 10/22/2030(e)	475,000	482,895
5.14%, 01/24/2031(e)	392,000	406,768
5.10%, 04/22/2031(c)(e)	1,056,000	1,095,507
4.26%, 10/22/2031(e)	5,338,000	5,345,417
5.72%, 09/14/2033(e)	48,000	51,257
5.34%, 01/23/2035(e)	10,000	10,465
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
5.50%, 01/24/2036(e)	$56,000	$59,180
5.57%, 04/22/2036(e)	106,000	112,642
5.58%, 07/23/2036(e)	176,000	184,229
4.81%, 10/22/2036(c)(e)	7,359,000	7,402,693
5.53%, 11/29/2045(c)(e)	1,043,000	1,080,479
Series W, 5.11% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	27,000	24,127
Series NN, 6.88%(e)(g)	170,000	179,494
Series OO, 6.50%(e)(g)	544,000	562,407
KeyBank N.A., 5.85%, 11/15/2027	818,000	843,318
KeyCorp, 2.55%, 10/01/2029	15,000	14,162
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(e)	2,621,000	2,627,032
4.94%, 11/04/2036(e)	8,244,000	8,219,858
6.63%(e)(g)	3,674,000	3,653,292
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag (Hungary), 6.13%, 12/04/2027(b)	325,000	335,009
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	799,000	810,395
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(c)(e)	784,000	811,408
5.16%, 04/24/2031(c)(e)	1,409,000	1,460,481
5.54% (SOFR + 1.48%), 04/24/2031(d)	1,332,000	1,357,054
4.53%, 09/12/2031(e)	2,377,000	2,397,681
5.43%, 04/17/2035(e)	225,000	235,585
5.57%, 01/16/2036(e)	279,000	294,787
5.62%, 04/24/2036(e)	774,000	818,673
5.19%, 09/12/2036(c)(e)	4,116,000	4,226,348
6.35%(e)(g)	9,587,000	9,734,304
8.20%(c)(e)(g)	5,145,000	5,669,435
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(e)	790,000	823,347
5.38%, 07/10/2030(c)(e)	980,000	1,018,027
4.71%, 07/08/2031(e)	2,371,000	2,407,945
5.34% (SOFR + 1.25%), 07/08/2031(c)(d)	2,165,000	2,185,020
5.59%, 07/10/2035(e)	1,010,000	1,065,429
5.32%, 07/08/2036(c)(e)	3,480,000	3,607,521
Morgan Stanley Bank N.A.,
4.95%, 01/14/2028(e)	749,000	755,685
5.02%, 01/12/2029(e)	783,000	797,966
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(e)	2,164,000	2,177,730
4.73%, 07/18/2031(e)	1,760,000	1,790,710
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	1,701,000	1,765,851
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(e)	362,000	383,409
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	771,000	788,720
5.00%, 05/30/2028(b)	764,000	784,232
Principal Amount		Value
Diversified Banks–(continued)
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)(c)	$5,769,000	$5,809,759
6.30%(b)(c)(e)(g)	745,000	759,541
6.75%(b)(e)(g)	1,915,000	1,959,784
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	706,000	722,995
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(f)	4,414,000	3,421,049
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	90,000	91,902
5.58%, 06/12/2029(e)	81,000	83,994
4.90%, 05/13/2031(e)	1,851,000	1,898,619
6.04%, 10/28/2033(e)	6,000	6,505
5.07%, 01/24/2034(e)	10,000	10,285
5.37%, 07/21/2036(c)(e)	1,709,000	1,771,068
Series V, 6.20%(e)(g)	60,000	61,038
Series W, 6.25%(e)(g)	80,000	82,320
Royal Bank of Canada (Canada),
4.77% (SOFR + 0.71%), 01/21/2027(d)	17,000	17,070
4.95%, 02/01/2029	37,000	38,092
7.50%, 05/02/2084(e)	948,000	1,004,565
6.50%, 11/24/2085(e)	2,681,000	2,672,234
Santander UK Group Holdings PLC (United Kingdom), 5.14%, 09/22/2036(e)	2,183,000	2,183,366
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(e)	740,000	748,476
6.75%, 02/08/2028(b)(e)	750,000	771,739
7.02%, 02/08/2030(b)(e)	758,000	819,554
5.01%, 10/15/2030(b)(e)	964,000	985,857
5.24%, 05/13/2031(b)(e)	1,325,000	1,370,326
5.71% (SOFR + 1.68%), 05/13/2031(b)(d)	1,323,000	1,356,087
2.68%, 06/29/2032(b)(e)	3,298,000	2,984,713
5.40%, 08/12/2036(b)(e)	5,731,000	5,878,965
7.75%(b)(e)(g)	3,221,000	3,344,509
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(e)(g)	4,929,000	5,093,481
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	539,000	541,377
5.65%, 09/14/2026(b)(c)	770,000	780,034
5.55%, 09/14/2028(b)(c)	893,000	929,705
5.20%, 03/07/2029(b)	857,000	885,605
4.35%, 09/11/2030(b)	2,281,000	2,299,511
5.35%, 03/07/2034(b)	57,000	59,883
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(c)(e)	1,168,000	1,185,206
Synovus Bank, 5.63%, 02/15/2028	774,000	790,204
Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035	3,221,000	3,254,522
8.13%, 10/31/2082(c)(e)	773,000	814,976
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Truist Bank,
4.42%, 07/24/2028(e)	$4,256,000	$4,277,709
4.82% (SOFR + 0.77%), 07/24/2028(d)	5,142,000	5,145,610
U.S. Bancorp,
5.78%, 06/12/2029(e)	69,000	71,816
5.38%, 01/23/2030(e)	98,000	101,690
UBS AG (Switzerland),
4.53% (SOFR + 0.50%), 05/17/2027(d)	7,785,000	7,789,166
5.65%, 09/11/2028(c)	728,000	761,211
Wells Fargo & Co.,
5.71%, 04/22/2028(e)	104,000	106,236
4.81%, 07/25/2028(e)	9,000	9,099
5.42% (SOFR + 1.37%), 04/23/2029(d)	1,125,000	1,139,545
5.57%, 07/25/2029(e)	56,000	58,051
6.30%, 10/23/2029(e)	60,000	63,546
5.20%, 01/23/2030(e)	61,000	62,950
5.15%, 04/23/2031(e)	1,672,000	1,732,113
5.39%, 04/24/2034(e)	11,000	11,535
5.56%, 07/25/2034(e)	51,000	54,035
5.50%, 01/23/2035(e)	25,000	26,297
5.61%, 04/23/2036(e)	277,000	293,896
6.85%(e)(g)	267,000	279,944
7.63%(e)(g)	66,000	70,363
Series BB, 3.90%(e)(g)	919,000	915,448
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(e)	49,000	51,009
		337,475,556
Diversified Capital Markets–0.68%
Apollo Debt Solutions BDC,
5.88%, 08/30/2030(b)	41,000	41,595
6.55%, 03/15/2032(b)	22,000	22,871
Credit Suisse Group AG (Switzerland),
4.50%(b)(e)(g)(h)(i)	5,650,000	1,608,837
5.25%(b)(e)(g)(h)(i)	3,522,000	1,002,889
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	7,000	7,196
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	206,066
5.55%, 04/03/2034(b)	234,000	243,012
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(c)(e)	695,000	720,156
4.40%, 09/23/2031(b)(c)(e)	2,666,000	2,665,652
4.84%, 11/06/2033(b)(e)	8,474,000	8,544,501
5.01%, 03/23/2037(b)(e)	2,666,000	2,667,529
5.53%, 05/06/2047(b)(e)	13,724,000	13,775,465
6.60%(b)(c)(e)(g)	1,873,000	1,893,337
7.00%(b)(c)(e)(g)	1,429,000	1,450,941
7.13%(b)(e)(g)	1,267,000	1,299,711
Series 28, 9.25%(b)(e)(g)	789,000	868,518
Series 33, 9.25%(b)(e)(g)	728,000	853,589
		37,871,865
Principal Amount		Value
Diversified Chemicals–0.01%
SABIC Capital II B.V. (Saudi Arabia), 4.50%, 10/10/2028(b)	$200,000	$201,923
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	160,000	162,827
		364,750
Diversified Financial Services–2.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.38%, 11/15/2030	3,788,000	3,784,138
6.50%, 01/31/2056(e)	1,066,000	1,096,636
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	1,079,000	1,092,187
Apollo Global Management, Inc.,
6.38%, 11/15/2033	86,000	95,111
5.15%, 08/12/2035	2,189,000	2,194,233
Atlas Warehouse Lending Co. L.P., 6.25%, 01/15/2030(b)	250,000	263,603
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	578,000	585,061
6.38%, 05/04/2028(b)	121,000	126,197
5.75%, 03/01/2029(b)	27,000	27,993
5.75%, 11/15/2029(b)	16,000	16,642
5.15%, 01/15/2030(b)	62,000	63,145
4.95%, 10/15/2032(b)	7,363,000	7,305,957
BlackRock Funding, Inc., 4.90%, 01/08/2035	97,000	99,824
Blackstone Reg Finance Co. L.L.C.,
4.30%, 11/03/2030(c)	2,070,000	2,072,073
4.95%, 02/15/2036	2,182,000	2,175,672
Citadel Finance LLC, 5.90%, 02/10/2030(b)	1,463,000	1,488,264
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	1,028,000	1,056,479
6.20%, 06/18/2035(b)	769,000	811,429
Corebridge Financial, Inc.,
6.05%, 09/15/2033	82,000	87,351
5.75%, 01/15/2034	112,000	116,941
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.50%, 10/16/2030(b)	600,000	595,735
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	40,751,000	41,420,946
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	4,013,000	4,133,083
GGAM Finance Ltd. (Ireland),
8.00%, 06/15/2028(b)(c)	750,000	795,139
6.88%, 04/15/2029(b)	397,000	412,932
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	379,000	392,448
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	2,082,000	2,072,939
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)(c)	702,000	691,544
7.13%, 04/30/2031(b)	1,012,000	1,066,884
6.13%, 11/01/2032(b)	3,467,000	3,529,912
6.75%, 05/01/2033(b)	7,495,000	7,845,046
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
LPL Holdings, Inc.,
5.70%, 05/20/2027	$183,000	$186,497
5.20%, 03/15/2030	720,000	738,007
5.15%, 06/15/2030	635,000	649,448
5.65%, 03/15/2035	1,177,000	1,207,425
5.75%, 06/15/2035	544,000	562,622
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	5,000	5,259
5.15%, 03/17/2030(b)	19,000	19,285
6.50%, 03/26/2031(b)	6,000	6,437
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	9,425,000	9,429,320
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	8,536,000	8,615,517
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	376,000	396,317
Voya Global Funding, 4.60%, 11/24/2030(b)(c)	4,495,000	4,533,290
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	4,157,000	4,227,064
		118,092,032
Diversified Metals & Mining–0.30%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	129,000	132,992
5.25%, 09/08/2030	101,000	105,556
5.25%, 09/08/2033	159,000	166,018
5.75%, 09/05/2055	1,486,000	1,550,507
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	3,583,000	3,598,274
Glencore Funding LLC (Australia),
5.15% (SOFR + 1.06%), 04/04/2027(b)(d)	283,000	284,213
4.91%, 04/01/2028(b)(c)	522,000	531,701
5.37%, 04/04/2029(b)	142,000	146,833
5.19%, 04/01/2030(b)	667,000	687,776
5.63%, 04/04/2034(b)	92,000	96,572
5.67%, 04/01/2035(b)	810,000	852,283
5.89%, 04/04/2054(b)	97,000	98,018
6.14%, 04/01/2055(b)	410,000	431,087
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	462,000	465,394
4.50%, 03/14/2028	163,000	165,039
4.88%, 03/14/2030	1,132,000	1,165,667
5.00%, 03/14/2032	491,000	507,766
5.75%, 03/14/2055	132,000	136,796
5.88%, 03/14/2065	456,000	476,950
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (South Africa), 5.85%, 05/13/2032(b)	4,540,000	4,759,727
		16,359,169
Diversified REITs–0.03%
ERP Operating L.P., 4.95%, 06/15/2032	504,000	517,718
Principal Amount		Value
Diversified REITs–(continued)
Trust Fibra Uno (Mexico),
8.25%, 01/23/2037(b)	$655,000	$744,495
6.39%, 01/15/2050(b)	200,000	185,649
VICI Properties L.P.,
5.75%, 04/01/2034	47,000	48,806
6.13%, 04/01/2054	66,000	66,425
		1,563,093
Diversified Support Services–0.23%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	10,080,000	10,539,144
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	105,000	110,840
5.04%, 03/25/2030(b)	955,000	979,013
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,076,000	1,102,970
7.75%, 03/15/2031(b)	169,000	177,339
		12,909,306
Drug Retail–0.12%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	1,148,000	1,172,908
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	5,080,000	5,276,357
		6,449,265
Electric Utilities–3.03%
AEP Texas, Inc.,
5.70%, 05/15/2034(c)	660,000	692,393
5.85%, 10/15/2055	3,208,000	3,204,117
AEP Transmission Co. LLC, 5.38%, 06/15/2035	259,000	269,920
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	2,475,000	2,482,764
5.85%, 11/15/2033	31,000	33,569
5.10%, 04/02/2035	272,000	279,545
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	520,000	555,367
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	196,896	161,104
American Electric Power Co., Inc.,
5.75%, 11/01/2027	25,000	25,769
5.20%, 01/15/2029	83,000	85,768
Series C, 5.80%, 03/15/2056(e)	5,967,000	5,929,693
Series D, 6.05%, 03/15/2056(e)	1,730,000	1,732,208
Arizona Public Service Co., 5.90%, 08/15/2055	4,362,000	4,491,191
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	678,000	709,436
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	1,050,000	1,070,820
6.19%, 06/01/2035(b)	1,355,000	1,423,750
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	$442,000	$453,878
5.05%, 03/01/2035	152,000	155,240
Series AJ, 4.85%, 10/01/2052	66,000	61,033
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	6,624,551	6,833,225
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador), 8.65%, 01/24/2033(b)	333,000	356,643
Comision Federal de Electricidad (Mexico), 6.26%, 02/15/2052(b)	600,000	566,485
Commonwealth Edison Co., 5.95%, 06/01/2055	800,000	850,447
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	5,000	5,285
5.90%, 11/15/2053	84,000	87,840
5.75%, 11/15/2055	3,694,000	3,781,339
Constellation Energy Generation LLC,
6.13%, 01/15/2034	41,000	44,665
6.50%, 10/01/2053	41,000	45,330
5.75%, 03/15/2054	132,000	132,692
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	117,000	120,774
5.25%, 03/15/2035	569,000	592,551
5.35%, 01/15/2053	51,000	49,961
Duke Energy Corp.,
4.85%, 01/05/2029	78,000	79,717
4.95%, 09/15/2035	2,489,000	2,488,780
5.00%, 08/15/2052	25,000	22,582
Duke Energy Florida LLC,
4.20%, 12/01/2030	2,392,000	2,397,516
4.85%, 12/01/2035	3,799,000	3,820,659
Duke Energy Indiana LLC,
5.40%, 04/01/2053	59,000	57,602
5.90%, 05/15/2055	499,000	524,026
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,488,000	1,539,137
6.38%, 01/13/2055(b)	12,881,000	13,617,879
9.13%(b)(c)(e)(g)	3,285,000	3,809,457
Entergy Corp.,
7.13%, 12/01/2054(e)	146,000	153,699
5.88%, 06/15/2056(e)	9,841,000	9,834,301
6.10%, 06/15/2056(c)(e)	3,856,000	3,881,824
Entergy Louisiana LLC,
5.15%, 09/15/2034	144,000	148,409
5.80%, 03/15/2055	641,000	660,002
Entergy Texas, Inc., 5.25%, 04/15/2035	441,000	456,344
Evergy Metro, Inc.,
4.95%, 04/15/2033	45,000	46,257
5.13%, 08/15/2035	2,110,000	2,147,517
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	3,448,000	3,502,921
Principal Amount		Value
Electric Utilities–(continued)
Exelon Corp.,
5.15%, 03/15/2029	$83,000	$85,503
5.13%, 03/15/2031	869,000	900,025
5.45%, 03/15/2034	74,000	77,522
5.60%, 03/15/2053	117,000	115,577
5.88%, 03/15/2055(c)	829,000	850,203
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	17,000	17,386
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	203,000	205,665
5.00%, 01/15/2035	147,000	148,409
Florida Power & Light Co.,
4.80%, 05/15/2033	22,000	22,564
5.80%, 03/15/2065	349,000	366,970
Georgia Power Co., 4.95%, 05/17/2033	33,000	33,833
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	1,700,000	1,722,374
Louisville Gas and Electric Co., 5.85%, 08/15/2055	1,078,000	1,109,311
MidAmerican Energy Co.,
5.35%, 01/15/2034	33,000	34,788
5.85%, 09/15/2054	58,000	60,815
5.30%, 02/01/2055	109,000	105,500
MVM Energetika Zrt (Hungary), 7.50%, 06/09/2028(b)	200,000	212,465
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	146,000	149,681
5.00%, 02/07/2031	133,000	137,726
5.80%, 01/15/2033	18,000	19,377
5.00%, 08/15/2034	691,000	709,812
New England Power Co., 5.85%, 09/08/2055(b)(c)	1,188,000	1,208,788
NextEra Energy Capital Holdings, Inc.,
4.85%, 02/04/2028	132,000	134,454
4.90%, 03/15/2029	217,000	222,594
5.05%, 03/15/2030(c)	1,283,000	1,326,876
5.45%, 03/15/2035	926,000	963,385
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	2,147,000	2,164,348
5.29%, 01/17/2034(b)	82,000	83,879
6.00%, 07/03/2055(b)	2,744,000	2,836,264
Northern States Power Co., 5.65%, 05/15/2055	859,000	882,083
NRG Energy, Inc.,
4.73%, 10/15/2030(b)(c)	4,459,000	4,453,564
5.75%, 01/15/2034(b)	3,785,000	3,817,880
5.41%, 10/15/2035(b)	3,655,000	3,661,985
6.00%, 01/15/2036(b)(c)	4,601,000	4,675,614
Oglethorpe Power Corp., 5.90%, 02/01/2055	312,000	315,279
Ohio Power Co., 5.65%, 06/01/2034	119,000	125,031
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	581,000	581,896
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	441,000	450,053
5.65%, 11/15/2033	62,000	66,389
5.80%, 04/01/2055(b)	1,145,000	1,178,068
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
PacifiCorp,
5.10%, 02/15/2029	$94,000	$95,836
5.30%, 02/15/2031	104,000	107,458
5.45%, 02/15/2034(c)	101,000	103,248
5.80%, 01/15/2055	97,000	92,357
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	244,000	248,254
5.15%, 05/15/2030	421,000	435,818
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	5,227,000	5,328,084
5.25%, 09/01/2034	71,000	73,206
PPL Electric Utilities Corp., 5.55%, 08/15/2055	1,065,000	1,079,129
PSEG Power LLC, 5.20%, 05/15/2030(b)	32,000	32,863
Public Service Co. of Colorado, 5.25%, 04/01/2053	44,000	41,754
RWE Finance US LLC (Germany),
5.13%, 09/18/2035(b)	2,178,000	2,167,529
5.88%, 09/18/2055(b)	2,263,000	2,233,572
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	96,000	92,430
5.55%, 04/15/2054	207,000	205,159
Sierra Pacific Power Co., 5.90%, 03/15/2054	27,000	27,336
Southern Co. (The),
Conv., 3.25%, 06/15/2028(b)	5,591,000	5,658,172
5.70%, 10/15/2032	18,000	19,223
4.85%, 03/15/2035(c)	369,000	367,778
Southwestern Electric Power Co., 5.30%, 04/01/2033	31,000	31,983
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	462,000	476,497
Union Electric Co.,
5.20%, 04/01/2034	180,000	186,657
5.25%, 04/15/2035	617,000	641,915
5.13%, 03/15/2055	240,000	226,019
Virginia Electric and Power Co.,
5.00%, 04/01/2033	28,000	28,769
Series C, 4.90%, 09/15/2035(c)	3,394,000	3,403,249
Series D, 5.60%, 09/15/2055(c)	5,600,000	5,579,099
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	293,000	295,718
5.63%, 02/15/2027(b)	1,000,000	1,001,834
5.00%, 07/31/2027(b)	69,000	69,264
4.38%, 05/01/2029(b)	500,000	493,963
4.60%, 10/15/2030(b)	2,790,000	2,785,803
7.75%, 10/15/2031(b)	3,295,000	3,501,979
6.88%, 04/15/2032(b)(c)	1,435,000	1,510,164
6.95%, 10/15/2033(b)	77,000	85,987
6.00%, 04/15/2034(b)	105,000	111,080
5.70%, 12/30/2034(b)	428,000	442,531
5.25%, 10/15/2035(b)	3,229,000	3,223,366
Wisconsin Electric Power Co., 4.15%, 10/15/2030	1,885,000	1,886,578
Principal Amount		Value
Electric Utilities–(continued)
Xcel Energy, Inc., 4.75%, 03/21/2028	$196,000	$198,842
		167,297,870
Electrical Components & Equipment–0.06%
EnerSys,
4.38%, 12/15/2027(b)	332,000	330,486
6.63%, 01/15/2032(b)	256,000	266,361
LG Energy Solution Ltd. (South Korea), 5.88%, 04/02/2035(b)	410,000	426,637
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	963,000	974,642
5.25%, 04/30/2032(b)	762,000	785,228
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	402,000	415,055
Regal Rexnord Corp.,
6.05%, 04/15/2028	6,000	6,211
6.30%, 02/15/2030	26,000	27,632
6.40%, 04/15/2033	34,000	36,688
		3,268,940
Electronic Components–0.35%
Amphenol Corp.,
3.90%, 11/15/2028(c)	2,733,000	2,734,678
4.13%, 11/15/2030(c)	5,822,000	5,811,701
4.40%, 02/15/2033	5,826,000	5,802,730
5.00%, 01/15/2035(c)	252,000	259,164
5.38%, 11/15/2054	184,000	182,502
5.30%, 11/15/2055	4,746,000	4,626,699
		19,417,474
Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	768,000	801,268
Electronic Manufacturing Services–0.01%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	304,000	315,431
Environmental & Facilities Services–0.04%
GFL Environmental, Inc., 4.38%, 08/15/2029(b)(c)	750,000	740,551
Republic Services, Inc.,
4.88%, 04/01/2029	113,000	116,201
5.00%, 12/15/2033	78,000	81,149
5.00%, 04/01/2034	18,000	18,618
Rollins, Inc., 5.25%, 02/24/2035	307,000	314,897
Veralto Corp.,
5.50%, 09/18/2026	129,000	130,222
5.35%, 09/18/2028	115,000	118,777
Waste Management, Inc., 5.35%, 10/15/2054(c)	739,000	734,305
		2,254,720
Fertilizers & Agricultural Chemicals–0.19%
FMC Corp., 3.45%, 10/01/2029	55,000	50,101
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Fertilizers & Agricultural Chemicals–(continued)
Mosaic Co. (The),
4.35%, 01/15/2029	$4,036,000	$4,049,163
4.60%, 11/15/2030	6,136,000	6,159,438
		10,258,702
Financial Exchanges & Data–0.27%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028(c)	2,341,000	2,344,342
4.20%, 03/15/2031(c)	10,236,000	10,250,842
4.95%, 06/15/2052	18,000	16,751
5.20%, 06/15/2062	46,000	43,492
MSCI, Inc., 5.25%, 09/01/2035	1,943,000	1,965,592
Nasdaq, Inc.,
5.35%, 06/28/2028	17,000	17,542
5.55%, 02/15/2034	33,000	34,887
5.95%, 08/15/2053	10,000	10,460
6.10%, 06/28/2063	43,000	45,402
		14,729,310
Food Distributors–0.31%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030(c)	3,809,000	3,856,269
5.15%, 08/04/2035(c)	2,571,000	2,634,988
JBS USA Holding Lux S.a.r.l./JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
5.50%, 01/15/2036(b)	4,139,000	4,239,278
6.25%, 03/01/2056(b)	4,100,000	4,159,733
6.38%, 04/15/2066(b)	1,852,000	1,889,164
Sysco Corp., 5.10%, 09/23/2030	292,000	301,735
		17,081,167
Food Retail–0.09%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)(c)	4,228,000	4,278,405
Kroger Co. (The),
5.00%, 09/15/2034	280,000	284,592
5.65%, 09/15/2064(c)	467,000	455,648
		5,018,645
Forest Products–0.08%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)(c)	474,000	479,336
4.95%, 06/30/2032(b)(c)	624,000	644,237
Suzano Netherlands B.V. (Brazil), 5.50%, 01/15/2036	3,430,000	3,410,706
		4,534,279
Gas Utilities–0.21%
Atmos Energy Corp.,
5.90%, 11/15/2033	47,000	51,298
5.20%, 08/15/2035(c)	2,779,000	2,881,080
6.20%, 11/15/2053	47,000	51,775
5.45%, 01/15/2056	2,770,000	2,740,188
Grupo Energia Bogota S.A. ESP (Colombia), 5.75%, 10/22/2035(b)	800,000	799,980
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	60,000	62,926
Principal Amount		Value
Gas Utilities–(continued)
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)(c)	$1,282,000	$1,314,349
5.75%, 05/28/2035(b)(c)	1,373,000	1,437,544
6.50%, 05/28/2055(b)	1,489,000	1,606,560
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)(c)	729,000	747,882
Southwest Gas Corp., 5.45%, 03/23/2028	50,000	51,401
		11,744,983
Gold–0.11%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	4,548,000	4,553,346
Navoi Mining & Metallurgical Combinat (Uzbekistan), 6.95%, 10/17/2031(b)	600,000	639,407
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	622,000	662,109
		5,854,862
Health Care Distributors–0.16%
Cardinal Health, Inc.,
4.50%, 09/15/2030(c)	1,032,000	1,042,987
5.45%, 02/15/2034	76,000	79,588
5.15%, 09/15/2035(c)	1,001,000	1,023,134
Cencora, Inc., 5.13%, 02/15/2034	73,000	75,466
McKesson Corp.,
4.25%, 09/15/2029	179,000	180,452
4.65%, 05/30/2030	1,969,000	2,008,944
4.95%, 05/30/2032(c)	1,485,000	1,534,480
5.25%, 05/30/2035(c)	2,665,000	2,779,823
		8,724,874
Health Care Equipment–0.05%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	982,000	1,002,192
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	139,000	140,585
5.40%, 03/20/2034	156,000	162,883
Stryker Corp.,
4.25%, 09/11/2029	267,000	269,295
4.85%, 02/10/2030(c)	399,000	410,960
5.20%, 02/10/2035	672,000	697,388
		2,683,303
Health Care Facilities–0.16%
Adventist Health System, 5.76%, 12/01/2034	90,000	93,891
Ascension Health,
Series 2025, 4.29%, 11/15/2030	4,116,000	4,147,277
4.92%, 11/15/2035	3,102,000	3,152,334
Tenet Healthcare Corp.,
6.13%, 10/01/2028	460,000	462,360
5.50%, 11/15/2032(b)	115,000	116,898
6.00%, 11/15/2033(b)	23,000	23,764
Universal Health Services, Inc.,
4.63%, 10/15/2029	271,000	272,833
5.05%, 10/15/2034	454,000	447,505
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Facilities–(continued)
UPMC,
5.04%, 05/15/2033	$228,000	$234,571
5.38%, 05/15/2043	159,000	157,936
		9,109,369
Health Care REITs–0.05%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	2,000	1,993
5.63%, 05/15/2054	27,000	25,477
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	150,000	152,664
Healthpeak OP LLC, 5.38%, 02/15/2035	204,000	209,949
National Health Investors, Inc., 5.35%, 02/01/2033(c)	829,000	826,150
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	1,360,000	1,386,607
		2,602,840
Health Care Services–0.92%
Cigna Group (The), 4.50%, 09/15/2030	2,211,000	2,228,583
CommonSpirit Health,
4.35%, 09/01/2030(c)	1,742,000	1,744,810
5.32%, 12/01/2034	619,000	636,853
4.83%, 09/01/2035(c)	4,366,000	4,369,575
4.98%, 09/01/2035	2,619,000	2,616,795
5.58%, 09/01/2045(c)	1,397,000	1,389,156
5.55%, 12/01/2054	298,000	290,145
5.66%, 09/01/2055	1,222,000	1,211,471
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	150,000	150,110
CVS Health Corp.,
5.00%, 01/30/2029	62,000	63,446
5.25%, 01/30/2031	4,000	4,145
5.00%, 09/15/2032(c)	547,000	560,690
5.45%, 09/15/2035	2,318,000	2,393,547
6.75%, 12/10/2054(c)(e)	3,197,000	3,315,599
7.00%, 03/10/2055(c)(e)	17,797,000	18,730,631
6.20%, 09/15/2055	3,410,000	3,536,006
6.25%, 09/15/2065	1,579,000	1,618,470
DaVita, Inc.,
4.63%, 06/01/2030(b)	150,000	145,616
6.88%, 09/01/2032(b)	5,000	5,207
6.75%, 07/15/2033(b)	135,000	140,395
HCA, Inc.,
5.00%, 03/01/2028	238,000	242,612
4.30%, 11/15/2030(c)	938,000	935,561
5.45%, 09/15/2034	109,000	113,181
5.75%, 03/01/2035	528,000	557,740
5.90%, 06/01/2053	78,000	78,022
6.20%, 03/01/2055	269,000	280,583
Icon Investments Six DAC,
5.81%, 05/08/2027	989,000	1,008,969
5.85%, 05/08/2029	757,000	790,672
6.00%, 05/08/2034	740,000	785,104
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	518,000	519,505
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	137,000	88,738
Principal Amount		Value
Health Care Services–(continued)
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	$335,000	$203,043
Quest Diagnostics, Inc., 6.40%, 11/30/2033	58,000	64,748
		50,819,728
Health Care Supplies–0.05%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	1,780,000	1,777,825
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	140,000	136,011
5.25%, 10/01/2029(b)	269,000	269,870
Solventum Corp.,
5.45%, 02/25/2027	46,000	46,638
5.40%, 03/01/2029	180,000	186,193
5.60%, 03/23/2034	244,000	255,084
		2,671,621
Highways & Railtracks–0.07%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056(c)	2,980,000	3,123,052
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,128,482	1,038,344
		4,161,396
Home Improvement Retail–0.11%
Home Depot, Inc. (The),
3.75%, 09/15/2028(c)	2,648,000	2,648,020
4.90%, 04/15/2029	114,000	117,376
3.95%, 09/15/2030(c)	1,751,000	1,747,656
4.65%, 09/15/2035(c)	1,736,000	1,736,524
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	12,000	11,975
5.85%, 04/01/2063	39,000	39,257
		6,300,808
Homebuilding–0.04%
D.R. Horton, Inc., 5.00%, 10/15/2034	196,000	200,218
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	250,000	255,569
Toll Brothers Finance Corp., 5.60%, 06/15/2035(c)	1,693,000	1,751,811
		2,207,598
Homefurnishing Retail–0.00%
Wayfair LLC,
7.25%, 10/31/2029(b)	43,000	44,838
6.75%, 11/15/2032(b)	115,000	117,628
		162,466
Hotel & Resort REITs–0.04%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	1,264,000	1,296,123
5.75%, 07/15/2034	53,000	55,788
4.95%, 01/15/2035	167,000	166,026
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Hotel & Resort REITs–(continued)
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	$262,000	$272,456
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	500,000	497,051
		2,287,444
Hotels, Resorts & Cruise Lines–0.18%
Carnival Corp.,
7.00%, 08/15/2029(b)	79,000	83,137
5.75%, 03/15/2030(b)	705,000	725,016
5.88%, 06/15/2031(b)	2,478,000	2,553,408
5.75%, 08/01/2032(b)	1,842,000	1,890,561
Expedia Group, Inc., 5.40%, 02/15/2035(c)	559,000	577,626
Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/2028(b)	275,000	275,958
5.88%, 04/01/2029(b)	163,000	167,040
3.75%, 05/01/2029(b)(c)	500,000	485,458
6.13%, 04/01/2032(b)	100,000	103,769
5.75%, 09/15/2033(b)	402,000	412,297
Marriott International, Inc.,
4.20%, 07/15/2027	209,000	209,632
4.88%, 05/15/2029	51,000	52,136
4.80%, 03/15/2030	244,000	249,550
5.30%, 05/15/2034	59,000	61,232
5.35%, 03/15/2035	184,000	190,604
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	1,502,000	1,429,416
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	274,000	283,598
6.00%, 02/01/2033(b)	467,000	480,975
		10,231,413
Household Appliances–0.01%
Whirlpool Corp.,
4.75%, 02/26/2029	139,000	138,238
6.13%, 06/15/2030	90,000	90,971
6.50%, 06/15/2033	179,000	178,004
		407,213
Housewares & Specialties–0.01%
Newell Brands, Inc.,
6.63%, 09/15/2029	128,000	126,215
6.38%, 05/15/2030(c)	309,000	297,713
		423,928
Independent Power Producers & Energy Traders–0.23%
AES Corp. (The), 5.80%, 03/15/2032	1,601,000	1,645,911
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	194,907
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	186,335
Principal Amount		Value
Independent Power Producers & Energy Traders–(continued)
EnfraGen Energia Sur SAU/EnfraGen Chile S.p.A./EnfraGen Spain SAU (Colombia), 8.50%, 06/30/2032(b)	$300,000	$310,803
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	2,330,664	2,440,019
Vistra Corp.,
7.00%(b)(c)(e)(g)	3,538,000	3,591,696
Series C, 8.88%(b)(c)(e)(g)	3,669,000	4,101,076
VoltaGrid LLC, 7.38%, 11/01/2030(b)	270,000	269,436
		12,740,183
Industrial Conglomerates–0.12%
Honeywell International, Inc.,
4.88%, 09/01/2029	180,000	185,683
4.95%, 09/01/2031	222,000	231,473
5.00%, 02/15/2033	25,000	25,920
5.00%, 03/01/2035	166,000	170,470
5.35%, 03/01/2064	321,000	313,320
Siemens Funding B.V. (Germany),
4.35%, 05/26/2028(b)(c)	1,768,000	1,792,369
4.60%, 05/28/2030(b)	1,311,000	1,338,087
4.90%, 05/28/2032(b)(c)	913,000	944,956
5.20%, 05/28/2035(b)(c)	929,000	969,258
5.90%, 05/28/2065(b)	799,000	856,775
		6,828,311
Industrial Machinery & Supplies & Components–0.10%
Enpro, Inc., 6.13%, 06/01/2033(b)	3,743,000	3,875,884
ESAB Corp., 6.25%, 04/15/2029(b)	500,000	515,722
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	146,000	148,321
5.40%, 08/14/2028	11,000	11,387
Nordson Corp.,
5.60%, 09/15/2028	34,000	35,161
5.80%, 09/15/2033	55,000	58,928
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	72,000	75,563
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	968,000	999,104
		5,720,070
Industrial REITs–0.01%
FIBRA Prologis (Mexico), 5.50%, 11/26/2035(b)	440,000	438,781
LXP Industrial Trust, 6.75%, 11/15/2028	11,000	11,702
		450,483
Insurance Brokers–0.01%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	82,000	83,851
5.00%, 02/15/2032	98,000	100,434
5.15%, 02/15/2035	146,000	148,326
6.75%, 02/15/2054	8,000	8,965
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Insurance Brokers–(continued)
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	$64,000	$67,474
5.45%, 03/15/2053	27,000	26,552
5.70%, 09/15/2053	73,000	74,822
		510,424
Integrated Oil & Gas–1.38%
Ecopetrol S.A. (Colombia),
7.75%, 02/01/2032	430,000	441,636
8.38%, 01/19/2036	2,323,000	2,386,174
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	722,000	748,594
Occidental Petroleum Corp.,
5.00%, 08/01/2027	43,000	43,813
5.20%, 08/01/2029	123,000	126,147
6.45%, 09/15/2036	99,000	105,780
4.63%, 06/15/2045	79,000	63,655
4.40%, 04/15/2046	1,009,000	804,112
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	5,908,000	6,302,477
6.63%, 06/15/2035	9,938,000	9,395,392
SA Global Sukuk Ltd. (Saudi Arabia),
4.13%, 09/17/2030(b)	14,310,000	14,115,121
4.63%, 09/17/2035(b)(c)	13,607,000	13,297,838
Saudi Arabian Oil Co. (Saudi Arabia),
4.75%, 06/02/2030(b)	7,924,000	8,040,565
5.38%, 06/02/2035(b)(c)	9,638,000	9,953,600
6.38%, 06/02/2055(b)	9,933,000	10,597,075
		76,421,979
Integrated Telecommunication Services–1.19%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	240,000	231,900
AT&T, Inc.,
5.40%, 02/15/2034	62,000	64,776
6.05%, 08/15/2056	2,416,000	2,493,714
Bell Canada (Canada),
6.88%, 09/15/2055(e)	5,159,000	5,360,149
7.00%, 09/15/2055(e)	2,767,000	2,913,349
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(e)	8,833,000	8,787,215
C&W Senior Finance Ltd. (Panama), 9.00%, 01/15/2033(b)	200,000	208,067
Cipher Compute LLC, 7.13%, 11/15/2030(b)	8,873,000	9,025,525
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	650,000	659,912
8.50%, 04/15/2031(b)(c)	295,000	317,119
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	399,000	406,721
7.00%, 03/31/2034(b)	112,500	115,332
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	1,060,000	1,083,212
5.50%, 07/16/2035(b)	1,138,000	1,189,590
Ooredoo International Finance Ltd. (Qatar), 4.63%, 10/10/2034(b)	265,000	266,740
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	200,000	201,111
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Telecom Argentina S.A. (Argentina), 9.25%, 05/28/2033(b)	$800,000	$821,916
TELUS Corp. (Canada), 6.63%, 10/15/2055(c)(e)	1,368,000	1,402,576
Turk Telekomunikasyon A.S. (Turkey),
7.38%, 05/20/2029(b)	700,000	726,741
6.95%, 10/07/2032(b)	500,000	508,006
Verizon Communications, Inc.,
5.25%, 04/02/2035(c)	1,312,000	1,345,776
5.00%, 01/15/2036(c)	5,561,000	5,570,684
5.75%, 11/30/2045	9,357,000	9,443,533
5.88%, 11/30/2055	2,629,096	2,655,586
6.00%, 11/30/2065	3,693,000	3,738,001
Windstream Services LLC, 7.50%, 10/15/2033(b)	204,000	207,801
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)	5,115,000	5,292,595
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	590,000	626,831
		65,664,478
Interactive Media & Services–1.62%
Alphabet, Inc.,
4.38%, 11/15/2032	1,201,000	1,215,964
4.70%, 11/15/2035	5,168,000	5,253,456
5.35%, 11/15/2045	9,887,000	10,115,821
5.45%, 11/15/2055	6,217,000	6,324,558
5.30%, 05/15/2065	833,000	819,729
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	2,994,000	3,025,841
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	209,000	205,645
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	3,770,000	3,826,139
Meta Platforms, Inc.,
4.55%, 08/15/2031	107,000	109,429
4.75%, 08/15/2034(c)	421,000	428,498
4.88%, 11/15/2035	13,995,000	14,152,112
5.40%, 08/15/2054	631,000	612,439
5.63%, 11/15/2055	10,476,000	10,456,982
5.75%, 05/15/2063	94,000	93,996
5.55%, 08/15/2064	898,000	869,378
5.75%, 11/15/2065(c)	16,935,000	16,876,291
WarnerMedia Holdings, Inc.,
4.05%, 03/15/2029	422,000	409,689
4.28%, 03/15/2032(c)	441,000	403,515
5.05%, 03/15/2042(c)	17,670,000	14,149,959
		89,349,441
Internet Services & Infrastructure–0.88%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	39,218,000	42,306,389
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(c)	4,880,000	4,506,975
9.00%, 02/01/2031(b)(c)	1,716,000	1,554,943
Getty Images, Inc., 10.50%, 11/15/2030(b)	69,000	70,552
		48,438,859
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–1.74%
Brookfield Finance, Inc. (Canada), 5.33%, 01/15/2036	$6,991,000	$7,047,168
Charles Schwab Corp. (The),
4.34%, 11/14/2031(c)(e)	10,384,000	10,413,221
4.91%, 11/14/2036(c)(e)	11,750,000	11,775,885
Series K, 5.00%(e)(g)	31,000	30,948
Goldman Sachs Group, Inc. (The),
4.96% (SOFR + 0.79%), 12/09/2026(d)	90,000	90,000
5.34% (SOFR + 1.29%), 04/23/2028(d)	904,000	911,723
5.73%, 04/25/2030(e)	126,000	131,990
5.05%, 07/23/2030(e)	232,000	238,387
4.69%, 10/23/2030(e)	279,000	283,646
5.21%, 01/28/2031(e)	379,000	392,846
5.22%, 04/23/2031(c)(e)	1,681,000	1,742,030
4.37%, 10/21/2031(c)(e)	7,851,000	7,861,968
5.85%, 04/25/2035(e)	26,000	27,932
5.33%, 07/23/2035(e)	32,000	33,221
5.54%, 01/28/2036(e)	169,000	177,156
4.94%, 10/21/2036(c)(e)	5,716,000	5,739,513
5.73%, 01/28/2056(e)	968,000	1,006,462
Series V, 4.13%(e)(g)	1,513,000	1,488,411
Series W, 7.50%(c)(e)(g)	8,038,000	8,546,677
Series X, 7.50%(c)(e)(g)	9,235,000	9,757,184
Morgan Stanley,
5.12%, 02/01/2029(e)	15,000	15,322
4.99%, 04/12/2029(e)	411,000	419,273
5.16%, 04/20/2029(e)	61,000	62,463
5.45%, 07/20/2029(e)	36,000	37,213
6.41%, 11/01/2029(e)	71,000	75,402
5.17%, 01/16/2030(e)	59,000	60,752
5.04%, 07/19/2030(e)	163,000	167,604
4.65%, 10/18/2030(e)	414,000	420,215
5.19%, 04/17/2031(e)	1,209,000	1,251,676
5.25%, 04/21/2034(e)	34,000	35,309
5.42%, 07/21/2034(e)	25,000	26,214
5.47%, 01/18/2035(e)	20,000	20,959
5.83%, 04/19/2035(e)	22,000	23,605
5.32%, 07/19/2035(e)	40,000	41,556
5.59%, 01/18/2036(e)	111,000	117,211
5.66%, 04/17/2036(e)	128,000	135,933
5.95%, 01/19/2038(e)	14,000	14,802
Series I, 4.36%, 10/22/2031(e)	8,157,000	8,167,571
4.89%, 10/22/2036(e)	8,788,000	8,819,904
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	1,588,000	1,618,268
5.49%, 06/29/2035(c)	1,323,000	1,376,744
Raymond James Financial, Inc.,
4.90%, 09/11/2035	3,132,000	3,121,182
5.65%, 09/11/2055	2,232,000	2,212,181
		95,937,727
Principal Amount		Value
IT Consulting & Other Services–0.09%
International Business Machines Corp.,
4.65%, 02/10/2028	$927,000	$941,257
4.80%, 02/10/2030(c)	1,945,000	1,998,232
5.20%, 02/10/2035(c)	776,000	804,194
5.70%, 02/10/2055(c)	1,386,000	1,401,971
		5,145,654
Leisure Facilities–0.01%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	315,000	319,819
Leisure Products–0.13%
Brunswick Corp., 5.85%, 03/18/2029	92,000	95,015
Polaris, Inc., 5.60%, 03/01/2031	7,220,000	7,315,542
		7,410,557
Life & Health Insurance–2.20%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	844,000	851,294
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	4,177,000	4,366,108
4.95%, 03/30/2035(b)(c)	6,976,000	7,093,962
5.40%, 09/30/2054(b)	3,937,000	3,857,057
American National Global Funding, 5.55%, 01/28/2030(b)	231,000	238,633
American National Group, Inc.,
6.00%, 07/15/2035(c)	2,379,000	2,410,606
7.00%, 12/01/2055(e)	5,874,000	5,914,031
Athene Global Funding, 5.58%, 01/09/2029(b)	228,000	234,578
Athene Holding Ltd.,
6.25%, 04/01/2054	115,000	113,384
6.63%, 05/19/2055(c)	1,344,000	1,395,208
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	2,099,000	2,192,007
Constellation Global Funding, 4.85%, 10/22/2030(b)	4,816,000	4,795,434
Corebridge Global Funding,
5.90%, 09/19/2028(b)	72,000	75,373
5.20%, 01/12/2029(b)	141,000	144,800
5.20%, 06/24/2029(b)	220,000	226,643
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(e)(g)	1,163,000	1,218,082
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	17,687,000	17,468,791
FWD Group Holdings Ltd. (Hong Kong),
5.25%, 09/22/2030(b)	1,533,000	1,543,522
5.84%, 09/22/2035(b)	1,670,000	1,684,848
GA Global Funding Trust,
5.50%, 01/08/2029(b)	470,000	484,806
4.50%, 09/18/2030(b)	7,476,000	7,388,051
High Street Funding Trust III, 5.81%, 02/15/2055(b)	672,000	671,293
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	1,168,000	1,179,991
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	$1,042,000	$1,052,940
4.63%, 08/18/2030(b)	1,073,000	1,080,280
Lincoln National Corp., 5.35%, 11/15/2035	6,870,000	6,898,462
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	27,101,000	25,149,728
MassMutual Global Funding II, 4.55%, 05/07/2030(b)(c)	1,372,000	1,388,193
MetLife, Inc.,
5.25%, 01/15/2054	20,000	19,346
Series G, 6.35%, 03/15/2055(e)	1,158,000	1,224,065
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(e)	996,000	1,040,622
6.50%, 04/30/2055(b)(e)	1,148,000	1,233,513
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	552,000	559,669
Protective Life Corp.,
4.70%, 01/15/2031(b)	3,754,000	3,771,042
5.35%, 12/15/2035(b)(c)	6,831,000	6,912,382
Prudential Financial, Inc., 5.20%, 03/14/2035(c)	1,168,000	1,204,767
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	4,397,000	4,457,529
		121,541,040
Managed Health Care–0.01%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	41,000	30,851
3.00%, 06/01/2051	28,000	18,799
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	32,000	32,905
5.30%, 02/15/2030	63,000	65,873
5.35%, 02/15/2033	48,000	50,339
5.63%, 07/15/2054	114,000	114,286
5.75%, 07/15/2064	17,000	17,055
		330,108
Marine Transportation–0.23%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	55,000	58,871
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	2,617,000	2,584,244
6.75%, 02/01/2032(b)	65,000	66,012
6.25%, 09/15/2033(b)(c)	2,499,000	2,471,055
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	754,000	775,840
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	270,000	271,560
5.88%, 10/15/2033(b)	6,452,000	6,560,633
		12,788,215
Metal, Glass & Plastic Containers–0.19%
Ball Corp., 5.50%, 09/15/2033	8,352,000	8,515,156
Crown Americas LLC, 5.88%, 06/01/2033(b)	742,000	760,278
Principal Amount		Value
Metal, Glass & Plastic Containers–(continued)
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	$728,000	$752,748
5.44%, 04/03/2034(c)	713,000	741,527
		10,769,709
Movies & Entertainment–0.01%
Netflix, Inc., 5.40%, 08/15/2054	61,000	60,730
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	280,000	262,150
		322,880
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	93,000	97,557
Essex Portfolio L.P., 5.50%, 04/01/2034	56,000	58,462
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	176,000	175,267
Mid-America Apartments L.P., 5.30%, 02/15/2032	261,000	273,666
UDR, Inc., 5.13%, 09/01/2034	74,000	75,745
		680,697
Multi-line Insurance–0.02%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	500,000	519,596
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)(c)	521,000	541,567
		1,061,163
Multi-Utilities–0.70%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	102,000	102,530
Ameren Illinois Co., 4.95%, 06/01/2033	54,000	55,649
Black Hills Corp., 6.15%, 05/15/2034	105,000	113,331
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(b)	8,443,000	8,660,407
5.95%, 04/01/2056(c)(e)	2,789,000	2,821,347
CMS Energy Corp., Conv., 3.13%, 05/01/2031(b)	6,724,000	6,819,817
Dominion Energy, Inc.,
5.38%, 11/15/2032	46,000	48,085
6.00%, 02/15/2056(e)	4,323,000	4,375,923
6.20%, 02/15/2056(e)	3,829,000	3,870,014
DTE Electric Co.,
5.20%, 03/01/2034	77,000	80,186
5.85%, 05/15/2055(c)	420,000	442,051
DTE Energy Co.,
4.95%, 07/01/2027	108,000	109,336
5.85%, 06/01/2034	53,000	56,775
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	728,000	753,276
5.63%, 04/10/2034(b)(c)	600,000	634,369
5.88%, 04/10/2054(b)(c)	770,000	792,802
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
NiSource, Inc.,
5.25%, 03/30/2028	$18,000	$18,471
5.35%, 04/01/2034	127,000	131,686
5.85%, 04/01/2055(c)	587,000	596,730
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	27,000	28,274
Sempra,
6.88%, 10/01/2054(e)	270,000	277,028
6.38%, 04/01/2056(c)(e)	2,654,000	2,705,209
WEC Energy Group, Inc.,
5.15%, 10/01/2027	33,000	33,635
Conv., 3.38%, 06/01/2028(b)	4,789,000	4,940,080
		38,467,011
Office REITs–0.20%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	5,066,000	5,033,755
COPT Defense Properties L.P., 4.50%, 10/15/2030	793,000	790,145
Cousins Properties L.P.,
5.38%, 02/15/2032	142,000	145,880
5.88%, 10/01/2034	176,000	183,960
Piedmont Operating Partnership L.P., 6.88%, 07/15/2029	224,000	238,147
Piedmont Operating Partnership, L.P., 5.63%, 01/15/2033	4,809,000	4,847,648
		11,239,535
Oil & Gas Drilling–0.01%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	259,000	267,465
Transocean International Ltd., 7.88%, 10/15/2032(b)	274,000	285,809
		553,274
Oil & Gas Equipment & Services–0.01%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	64,000	63,139
Tidewater, Inc., 9.13%, 07/15/2030(b)	377,000	403,370
		466,509
Oil & Gas Exploration & Production–0.29%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	589,000	615,895
Azule Energy Finance PLC (Angola), 8.13%, 01/23/2030(b)	330,000	331,410
Caturus Energy LLC, 8.50%, 02/15/2030(b)	255,000	263,307
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	260,000	260,989
ConocoPhillips Co., 5.70%, 09/15/2063	53,000	52,786
Diamondback Energy, Inc.,
5.20%, 04/18/2027	130,000	131,866
5.15%, 01/30/2030	146,000	150,310
5.90%, 04/18/2064	99,000	95,659
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.,
4.40%, 07/15/2028	$457,000	$462,695
5.35%, 01/15/2036	1,132,000	1,174,698
5.95%, 07/15/2055(c)	1,941,000	2,021,370
Expand Energy Corp., 5.38%, 03/15/2030	113,000	114,604
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	88,000	82,524
7.25%, 02/15/2035(b)	283,000	269,432
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	743,143	764,196
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	7,106,529
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	1,258,000	1,312,406
Vista Energy Argentina S.A.U. (Argentina), 8.50%, 06/10/2033(b)	500,000	514,941
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	232,000	242,336
		15,967,953
Oil & Gas Refining & Marketing–0.37%
Empresa Nacional del Petroleo (Chile),
6.15%, 05/10/2033(b)	600,000	634,872
5.95%, 07/30/2034(b)	2,578,000	2,693,451
ORLEN S.A. (Poland), 6.00%, 01/30/2035(b)	800,000	848,808
Raizen Fuels Finance S.A. (Brazil),
6.25%, 07/08/2032(b)	400,000	346,860
6.70%, 02/25/2037(b)	1,944,000	1,668,195
6.95%, 03/05/2054(b)(c)	2,718,000	2,165,295
Sunoco L.P.,
5.63%, 03/15/2031(b)(c)	2,725,000	2,742,206
6.25%, 07/01/2033(b)	275,000	282,648
5.88%, 03/15/2034(b)(c)	5,003,000	5,038,631
7.88%(b)(e)(g)	3,763,000	3,831,637
		20,252,603
Oil & Gas Storage & Transportation–2.19%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	196,465
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 06/15/2029(b)	275,000	276,114
6.63%, 02/01/2032(b)	441,000	457,434
5.75%, 10/15/2033(b)(c)	10,323,000	10,380,953
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	53,000	56,345
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	37,000	37,371
5.10%, 10/01/2031(b)	196,000	200,168
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	499,000	482,378
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	262,000	258,630
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	$48,000	$50,855
7.63%, 01/15/2083(e)	60,000	65,686
Series NC5, 8.25%, 01/15/2084(e)	31,000	33,151
Energy Transfer L.P.,
6.10%, 12/01/2028	35,000	36,820
6.40%, 12/01/2030	22,000	23,903
5.55%, 05/15/2034	84,000	86,840
5.95%, 05/15/2054	105,000	101,356
8.00%, 05/15/2054(e)	3,819,000	4,075,331
6.05%, 09/01/2054	269,000	263,250
7.13%, 10/01/2054(e)	13,492,000	13,738,823
6.50%, 02/15/2056(c)(e)	12,426,000	12,266,054
6.75%, 02/15/2056(c)(e)	9,001,000	8,962,773
Enterprise Products Operating LLC,
4.30%, 06/20/2028	1,189,000	1,199,050
4.60%, 01/15/2031	5,873,000	5,960,293
5.20%, 01/15/2036	3,877,000	3,979,572
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	256,000	272,931
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	1,660,000	1,739,083
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030(c)	384,000	405,951
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	275,000	279,525
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	5,540,000	5,781,901
6.13%, 02/23/2038(b)	2,540,000	2,712,801
6.51%, 02/23/2042(b)	5,385,000	5,885,577
6.10%, 08/23/2042(b)	7,240,000	7,552,923
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	2,614,000	2,695,196
Kinder Morgan, Inc.,
5.15%, 06/01/2030(c)	753,000	780,493
4.80%, 02/01/2033	23,000	23,204
5.20%, 06/01/2033	64,000	66,100
5.85%, 06/01/2035(c)	471,000	499,923
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	1,547,000	1,579,099
MPLX L.P.,
4.80%, 02/15/2031	3,430,000	3,474,660
5.00%, 01/15/2033(c)	1,569,000	1,585,675
5.40%, 09/15/2035	4,671,000	4,728,721
4.95%, 03/14/2052	18,000	15,365
6.20%, 09/15/2055	2,674,000	2,706,567
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	323,000	335,124
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	101,000	102,955
ONEOK, Inc., 6.63%, 09/01/2053	38,000	40,202
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(c)(e)	$1,834,000	$1,951,629
7.63%, 03/01/2055(e)	3,151,000	3,280,859
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	143,000	144,137
5.03%, 10/01/2029	433,000	439,679
5.58%, 10/01/2034	376,000	380,773
6.18%, 10/01/2054	238,000	231,844
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	504,000	504,821
5.75%, 09/15/2033	28,000	29,883
Series B, 5.10%, 09/15/2035	852,000	863,598
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	234,000	228,026
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	627,000	651,219
Targa Resources Corp., 5.50%, 02/15/2035	4,000	4,103
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	220,000	229,416
Transportadora de Gas del Sur S.A. (Argentina), 7.75%, 11/20/2035(b)	900,000	887,220
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)(c)	1,386,000	1,462,633
9.88%, 02/01/2032(b)	223,000	232,312
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	621,000	677,086
6.50%, 01/15/2034(b)	374,000	387,074
7.75%, 05/01/2035(b)	442,000	492,735
6.75%, 01/15/2036(b)	280,000	293,665
Western Midstream Operating L.P.,
6.15%, 04/01/2033	45,000	47,817
5.45%, 11/15/2034	188,000	189,662
Williams Cos., Inc. (The),
5.30%, 08/15/2028	167,000	172,119
4.80%, 11/15/2029	259,000	264,230
5.65%, 03/15/2033	63,000	66,669
5.15%, 03/15/2034	66,000	67,393
5.80%, 11/15/2054	212,000	213,887
6.00%, 03/15/2055	357,000	369,865
		121,217,945
Other Specialized REITs–0.02%
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	500,000	513,992
4.88%, 09/15/2029(b)	500,000	494,398
6.25%, 01/15/2033(b)	34,000	34,792
		1,043,182
Other Specialty Retail–0.04%
SGUS LLC, 11.00%, 12/15/2029(b)	67,020	54,645
Tractor Supply Co., 5.25%, 05/15/2033	17,000	17,718
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Other Specialty Retail–(continued)
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	$1,914,000	$1,944,237
		2,016,600
Packaged Foods & Meats–0.19%
Campbell’s Co. (The),
5.30%, 03/20/2026	64,000	64,210
5.20%, 03/21/2029	65,000	66,923
5.40%, 03/21/2034	82,000	84,545
5.25%, 10/13/2054	197,000	184,212
J.M. Smucker Co. (The), 6.20%, 11/15/2033	45,000	49,057
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	550,000	534,162
Mars, Inc.,
4.60%, 03/01/2028(b)	1,091,000	1,105,273
4.80%, 03/01/2030(b)	452,000	463,196
5.00%, 03/01/2032(b)	597,000	617,299
5.20%, 03/01/2035(b)	1,040,000	1,076,387
5.65%, 05/01/2045(b)	979,000	1,002,325
5.70%, 05/01/2055(b)	990,000	1,009,867
5.80%, 05/01/2065(b)	668,000	686,480
McCormick & Co., Inc., 4.70%, 10/15/2034	271,000	269,280
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	3,014,000	3,301,376
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	64,000	65,161
		10,579,753
Paper & Plastic Packaging Products & Materials–0.02%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)(c)	231,000	240,740
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	116,000	118,106
SAN Miguel Industrias Pet S.A./NG PET R&P Latin America S.A. (Peru), 3.75%, 08/02/2028(b)	702,000	670,673
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	219,000	228,336
		1,257,855
Paper Products–0.01%
Inversiones CMPC S.A. (Chile), 6.13%, 02/26/2034(b)	225,000	231,949
Magnera Corp., 7.25%, 11/15/2031(b)(c)	194,000	185,332
		417,281
Passenger Airlines–0.22%
American Airlines Pass-Through Trust,
Series 2021-1, Class A, 2.88%, 07/11/2034	14,265	13,105
Series B, 5.65%, 11/11/2034	2,307,000	2,347,275
4.90%, 05/11/2038	5,776,000	5,796,923
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)(c)	806,000	816,099
Principal Amount		Value
Passenger Airlines–(continued)
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	$248,000	$248,905
5.31%, 10/20/2031(b)	237,000	237,823
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	107,583	99,523
CHC Group LLC, 11.75%, 09/01/2030(b)	128,000	122,826
Delta Air Lines, Inc.,
4.95%, 07/10/2028	1,113,000	1,130,263
5.25%, 07/10/2030	774,000	794,961
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	82,700	83,221
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	18,703	19,128
Series 24-A, 5.88%, 02/15/2037	301,243	311,053
Series AA, 5.45%, 02/15/2037	256,829	267,071
		12,288,176
Passenger Ground Transportation–0.09%
Uber Technologies, Inc.,
4.30%, 01/15/2030	548,000	551,232
4.15%, 01/15/2031	3,129,000	3,117,263
4.80%, 09/15/2035(c)	1,069,000	1,069,183
5.35%, 09/15/2054(c)	468,000	453,338
		5,191,016
Personal Care Products–0.00%
Opal Bidco SAS (France), 6.50%, 03/31/2032 (Acquired 03/31/2025-04/14/2025; Cost $259,850)(b)(j)	260,000	268,237
Pharmaceuticals–1.54%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	185,000	191,418
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)(c)	295,000	311,970
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	91,000	93,642
4.90%, 02/26/2031	96,000	99,718
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	30,000	33,126
Eli Lilly and Co.,
4.70%, 02/09/2034	67,000	68,321
5.00%, 02/09/2054	7,000	6,694
5.55%, 10/15/2055	930,000	960,762
5.10%, 02/09/2064	137,000	130,048
5.20%, 08/14/2064	120,000	116,306
5.65%, 10/15/2065	1,673,000	1,732,810
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	1,997,000	2,000,432
4.38%, 10/15/2030(b)	15,910,000	15,990,923
4.63%, 10/15/2032(b)	1,740,000	1,755,391
5.00%, 10/15/2035(b)	2,469,000	2,495,379
Merck & Co., Inc., 5.15%, 05/17/2063	22,000	20,810
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Novartis Capital Corp.,
4.10%, 11/05/2030	$8,128,000	$8,161,124
4.20%, 09/18/2034(c)	495,000	487,808
4.70%, 09/18/2054	473,000	432,545
Pfizer, Inc.,
4.20%, 11/15/2030(c)	6,089,000	6,119,482
4.50%, 11/15/2032	6,836,000	6,885,843
4.88%, 11/15/2035	6,255,000	6,332,227
5.60%, 11/15/2055(c)	8,629,000	8,739,738
5.70%, 11/15/2065	9,363,000	9,424,905
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035(c)	3,219,000	3,304,105
5.90%, 07/07/2055	3,035,000	3,156,901
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032(c)	2,790,000	2,931,283
Zoetis, Inc., 4.15%, 08/17/2028	2,885,000	2,904,363
		84,888,074
Property & Casualty Insurance–0.15%
American International Group, Inc., 4.85%, 05/07/2030	355,000	363,831
CNA Financial Corp., 5.20%, 08/15/2035	4,296,000	4,342,546
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	397,000	403,192
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	1,188,000	1,212,667
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	515,000	527,226
5.45%, 05/25/2053	27,000	27,135
5.70%, 07/24/2055(c)	1,119,000	1,164,346
		8,040,943
Rail Transportation–0.03%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035(c)	455,000	471,764
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	209,000	145,582
Norfolk Southern Corp.,
5.05%, 08/01/2030	14,000	14,553
5.55%, 03/15/2034	6,000	6,378
5.95%, 03/15/2064	7,000	7,369
TTX Co., 5.05%, 11/15/2034(b)	973,000	1,004,041
Union Pacific Corp., 5.15%, 01/20/2063	19,000	17,932
		1,667,619
Real Estate Development–0.12%
Essential Properties L.P., 5.40%, 12/01/2035	763,000	766,968
Port of Spain Waterfront Development (Trinidad), 7.88%, 02/19/2040(b)	193,333	193,529
Principal Amount		Value
Real Estate Development–(continued)
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)(c)	$2,214,000	$2,204,783
4.75%, 01/15/2036(b)(c)	3,810,000	3,749,131
		6,914,411
Real Estate Operating Companies–0.01%
Corp. Inmobiliaria Vesta, S. A. B. de C. V. (Mexico), 5.50%, 01/30/2033(b)	800,000	806,640
Regional Banks–0.33%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(e)	25,000	25,485
Regions Financial Corp., 5.72%, 06/06/2030(e)	174,000	181,329
Synovus Financial Corp., 6.17%, 11/01/2030(e)	177,000	183,762
Truist Financial Corp., 4.96%, 10/23/2036(c)(e)	14,999,000	14,928,673
Zions Bancorp. N.A.,
4.70%, 08/18/2028(e)	2,342,000	2,340,375
6.82%, 11/19/2035(e)	806,000	859,868
		18,519,492
Reinsurance–0.29%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	270,000	281,257
Global Atlantic (Fin) Co.,
6.75%, 03/15/2054(b)	258,000	264,608
7.95%, 10/15/2054(b)(e)	3,506,000	3,633,134
7.25%, 03/01/2056(b)(e)	6,300,000	6,287,181
RGA Global Funding, 5.00%, 08/25/2032(b)	5,401,000	5,441,054
		15,907,234
Renewable Electricity–0.09%
Idaho Power Co., 5.20%, 08/15/2034	101,000	104,834
Southern Power Co.,
Series A, 4.25%, 10/01/2030(c)	2,139,000	2,136,413
Series B, 4.90%, 10/01/2035	2,585,000	2,570,501
		4,811,748
Research & Consulting Services–0.08%
CACI International, Inc., 6.38%, 06/15/2033(b)	81,000	84,544
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	433,000	409,598
Verisk Analytics, Inc.,
4.50%, 08/15/2030(c)	779,000	785,664
5.13%, 02/15/2036(c)	2,913,000	2,956,401
		4,236,207
Restaurants–0.39%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	1,384,000	1,412,048
Alsea S.A.B. de C.V. (Mexico), 7.75%, 12/14/2026(b)	400,000	401,089
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Restaurants–(continued)
Arcos Dorados B.V. (Brazil),
6.13%, 05/27/2029(b)	$322,000	$330,437
6.38%, 01/29/2032(b)(c)	6,148,000	6,531,328
McDonald’s Corp.,
4.80%, 08/14/2028	190,000	194,046
4.60%, 05/15/2030	565,000	576,520
4.40%, 02/12/2031(c)	4,834,000	4,879,934
4.95%, 08/14/2033	150,000	155,671
4.95%, 03/03/2035(c)	803,000	821,101
5.00%, 02/13/2036	5,540,000	5,630,126
Yum! Brands, Inc., 4.75%, 01/15/2030(b)	500,000	502,097
		21,434,397
Retail REITs–0.17%
Agree L.P., 5.63%, 06/15/2034	78,000	82,109
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	1,073,000	1,076,952
5.75%, 02/15/2035	60,000	63,262
Kimco Realty OP LLC,
4.85%, 03/01/2035	176,000	176,364
5.30%, 02/01/2036	2,464,000	2,543,048
Kite Realty Group L.P.,
4.95%, 12/15/2031	138,000	140,461
5.50%, 03/01/2034	29,000	30,187
NNN REIT, Inc.,
5.60%, 10/15/2033	32,000	33,729
5.50%, 06/15/2034	65,000	67,919
Realty Income Corp.,
5.63%, 10/13/2032	18,000	19,220
4.50%, 02/01/2033	3,981,000	3,962,948
5.13%, 04/15/2035	216,000	221,174
5.38%, 09/01/2054	78,000	76,687
Regency Centers L.P.,
5.00%, 07/15/2032	494,000	509,011
5.25%, 01/15/2034	52,000	53,915
5.10%, 01/15/2035	78,000	79,721
Simon Property Group L.P., 4.75%, 09/26/2034(c)	528,000	528,973
		9,665,680
Security & Alarm Services–0.01%
Brink’s Co. (The), 6.50%, 06/15/2029(b)	500,000	517,089
Self-Storage REITs–0.11%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	756,000	769,324
5.41%, 09/12/2034	271,000	267,617
Extra Space Storage L.P.,
5.70%, 04/01/2028	14,000	14,481
4.95%, 01/15/2033(c)	1,329,000	1,345,735
5.40%, 02/01/2034	96,000	99,083
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	75,000	76,425
Principal Amount		Value
Self-Storage REITs–(continued)
Prologis L.P.,
4.88%, 06/15/2028	$47,000	$48,134
4.75%, 01/15/2031(c)	1,346,000	1,379,588
5.13%, 01/15/2034	38,000	39,278
5.00%, 03/15/2034	223,000	228,623
5.00%, 01/31/2035	218,000	222,192
5.25%, 05/15/2035(c)	911,000	946,125
5.25%, 03/15/2054	370,000	358,136
Public Storage Operating Co., 5.35%, 08/01/2053	123,000	121,050
		5,915,791
Semiconductors–1.83%
AP Grange Holdings LLC, 6.50%, 03/20/2045(b)(i)	27,441,000	30,883,919
Broadcom, Inc.,
5.20%, 07/15/2035	1,851,000	1,928,222
4.80%, 02/15/2036	4,784,000	4,797,128
4.90%, 02/15/2038	3,784,000	3,778,616
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	3,082,000	3,242,560
5.50%, 01/25/2031(b)	2,586,000	2,690,999
6.15%, 01/25/2032(b)	3,941,000	4,214,640
5.90%, 01/25/2033(b)	2,753,000	2,910,032
5.88%, 01/25/2034(b)	3,951,000	4,099,834
6.25%, 01/25/2035(b)(c)	2,409,000	2,582,011
6.10%, 01/25/2036(b)	2,342,000	2,490,654
6.20%, 01/25/2037(b)	2,184,000	2,331,149
6.40%, 01/25/2038(b)	2,685,000	2,906,633
6.30%, 01/25/2039(b)	908,000	976,290
Kioxia Holdings Corp. (Japan),
6.25%, 07/24/2030(b)	1,108,000	1,141,158
6.63%, 07/24/2033(b)	569,000	592,328
Micron Technology, Inc.,
5.30%, 01/15/2031	77,000	79,849
5.65%, 11/01/2032	559,000	588,605
6.05%, 11/01/2035	1,557,000	1,671,745
SK hynix, Inc. (South Korea),
6.38%, 01/17/2028(b)(c)	600,000	626,372
4.25%, 09/11/2028(b)	9,885,000	9,910,024
4.38%, 09/11/2030(b)	16,839,000	16,844,184
		101,286,952
Single-Family Residential REITs–0.01%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	171,000	178,127
5.25%, 03/15/2035	164,000	167,349
		345,476
Soft Drinks & Non-alcoholic Beverages–0.36%
Coca-Cola Co. (The), 5.40%, 05/13/2064	382,000	381,923
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	9,654,000	9,794,466
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	405,000	406,361
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
PepsiCo, Inc.,
4.10%, 01/15/2029	$3,322,000	$3,345,001
4.60%, 02/07/2030	407,000	417,470
4.30%, 07/23/2030(c)	1,556,000	1,577,107
5.00%, 02/07/2035	498,000	515,541
5.00%, 07/23/2035	3,215,000	3,315,863
		19,753,732
Sovereign Debt–3.01%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	3,525,000	3,837,033
Baiterek National Managing Holding JSC (Kazakhstan), 4.65%, 10/01/2030(b)	400,000	397,039
Barbados Government International Bond (Barbados), 8.00%, 06/26/2035(b)	3,388,000	3,563,126
Brazilian Government International Bond (Brazil), 6.13%, 03/15/2034	5,494,000	5,590,694
Ciudad Autonoma De Buenos Aires (Argentina), 7.80%, 11/26/2033(b)	571,200	574,656
Colombia Government International Bond (Colombia), 8.00%, 04/20/2033	200,000	217,820
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	3,279,000	3,641,739
Dominican Republic International Bond (Dominican Republic), 6.95%, 03/15/2037(b)	635,000	676,973
Egypt Government International Bond (Egypt), 8.63%, 02/04/2030(b)	385,000	417,627
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt),
6.38%, 04/07/2029(b)	4,333,000	4,385,035
7.95%, 10/07/2032(b)	1,848,000	1,916,838
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	2,805,000	2,917,200
7.05%, 10/04/2032(b)	200,000	219,425
6.25%, 08/15/2036(b)	6,499,000	6,785,476
6.55%, 02/06/2037(b)	3,245,000	3,462,415
6.88%, 08/15/2055(b)	5,231,000	5,582,785
Israel Government International Bond (Israel), 4.50%, 01/17/2033	200,000	196,733
Ivory Coast Government International Bond (Ivory Coast),
8.08%, 04/01/2036(b)	455,000	474,004
8.25%, 01/30/2037(b)	400,000	420,006
Kazakhstan Government International Bond (Kazakhstan), 4.41%, 10/28/2030(b)	500,000	497,484
Principal Amount		Value
Sovereign Debt–(continued)
Kuwait International Government Bond (Kuwait),
4.14%, 10/09/2030(b)(c)	$5,253,000	$5,260,452
4.65%, 10/09/2035(b)	5,320,000	5,338,581
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	10,902,000	10,810,859
5.85%, 07/02/2032	9,777,000	10,076,176
5.38%, 03/22/2033	2,438,000	2,438,981
6.63%, 01/29/2038	6,846,000	7,217,053
6.34%, 05/04/2053	200,000	193,990
Series 10, 5.63%, 09/22/2035	9,088,000	9,006,390
Paraguay Government International Bond (Paraguay), 6.10%, 08/11/2044(b)	800,000	826,569
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	2,934,000	3,017,619
Republic of Armenia International Bond (Armenia), 6.75%, 03/12/2035(b)	600,000	622,280
Republic of Kenya Government International Bond (Kenya), 9.50%, 03/05/2036(b)	200,000	203,130
Republic of South Africa Government International Bond (South Africa),
5.38%, 07/24/2044	1,000,000	854,542
5.75%, 09/30/2049	200,000	169,494
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	300,000	304,826
6.63%, 02/17/2028(b)	5,030,000	5,240,098
5.88%, 01/30/2029(b)	3,552,000	3,662,466
5.75%, 09/16/2030(b)	10,276,000	10,552,990
3.63%, 03/27/2032(b)	300,000	273,517
7.13%, 01/17/2033(b)	3,760,000	4,078,483
5.75%, 03/24/2035(b)	5,690,000	5,596,433
6.63%, 05/16/2036(b)	11,622,000	12,015,271
Saudi Government International Bond (Saudi Arabia), 4.38%, 04/16/2029(b)	415,000	418,299
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	8,505,000	8,613,184
Turkiye Government International Bond (Turkey),
6.95%, 09/16/2035	13,168,000	13,507,164
6.80%, 11/04/2036	600,000	603,900
		166,676,855
Specialized Consumer Services–0.07%
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	420,000	402,665
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	1,330,000	1,357,821
5.63%, 04/28/2035(b)	2,129,000	2,215,461
		3,975,947
Specialized Finance–0.14%
Blackstone Private Credit Fund, 4.95%, 09/26/2027	8,000	8,053
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Specialized Finance–(continued)
Corp. Financiera de Desarrollo S.A. (Peru), 5.50%, 05/06/2030(b)	$390,000	$400,522
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(e)	6,046,000	6,164,755
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	159,000	168,440
8.25%, 05/15/2030(b)	554,000	580,044
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	252,000	264,724
		7,586,538
Specialty Chemicals–0.35%
Celanese US Holdings LLC, 6.85%, 11/15/2028	500,000	517,249
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,768,000	2,889,211
3.75%, 06/23/2031(b)	200,000	186,824
6.70%, 03/01/2036(b)	4,672,000	4,991,490
Sherwin-Williams Co. (The),
4.30%, 08/15/2028(c)	3,710,000	3,734,103
4.50%, 08/15/2030	1,536,000	1,552,105
5.15%, 08/15/2035(c)	1,173,000	1,202,665
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	2,961,000	3,172,007
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(b)(c)	1,186,000	1,193,403
		19,439,057
Steel–0.34%
Cleveland-Cliffs, Inc.,
4.63%, 03/01/2029(b)	500,000	488,876
6.88%, 11/01/2029(b)	708,000	729,037
7.38%, 05/01/2033(b)	54,000	55,748
7.63%, 01/15/2034(b)	11,139,000	11,567,796
POSCO Holdings, Inc. (South Korea),
5.13%, 05/07/2030(b)	3,591,000	3,685,878
5.75%, 05/07/2035(b)	2,329,000	2,464,963
		18,992,298
Systems Software–0.25%
Oracle Corp.,
4.45%, 09/26/2030(c)	3,249,000	3,202,751
6.25%, 11/09/2032	66,000	70,062
4.90%, 02/06/2033	48,000	46,952
4.70%, 09/27/2034	431,000	408,502
5.20%, 09/26/2035(c)	2,367,000	2,320,676
5.88%, 09/26/2045	3,692,000	3,483,402
6.90%, 11/09/2052	49,000	50,931
5.38%, 09/27/2054	644,000	550,556
6.00%, 08/03/2055(c)	469,000	436,090
5.95%, 09/26/2055(c)	2,527,000	2,369,794
5.50%, 09/27/2064	506,000	426,378
6.13%, 08/03/2065	780,000	728,276
		14,094,370
Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.02%
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	$325,000	$323,518
5.60%, 10/15/2054(c)	600,000	562,057
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(b)(c)	400,000	440,594
		1,326,169
Tobacco–0.30%
Altria Group, Inc., 4.88%, 02/04/2028	142,000	144,473
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	40,000	42,528
4.63%, 03/22/2033(c)	2,188,000	2,184,995
6.00%, 02/20/2034	44,000	47,377
7.08%, 08/02/2043	15,000	17,000
Philip Morris International, Inc.,
4.38%, 11/01/2027	365,000	368,338
5.13%, 11/17/2027	80,000	81,702
4.88%, 02/15/2028	146,000	148,814
4.13%, 04/28/2028	586,000	588,530
5.25%, 09/07/2028	103,000	106,321
3.88%, 10/27/2028	3,417,000	3,408,609
4.88%, 02/13/2029	237,000	242,597
4.63%, 11/01/2029	431,000	439,100
4.38%, 04/30/2030	1,163,000	1,171,404
4.00%, 10/29/2030(c)	2,835,000	2,810,135
5.13%, 02/13/2031	59,000	61,348
4.75%, 11/01/2031	330,000	337,512
5.75%, 11/17/2032	28,000	30,092
5.38%, 02/15/2033	156,000	163,563
5.63%, 09/07/2033	73,000	77,854
5.25%, 02/13/2034	3,000	3,116
4.90%, 11/01/2034	720,000	730,462
4.88%, 04/30/2035	950,000	959,324
4.63%, 10/29/2035	2,569,000	2,530,128
		16,695,322
Trading Companies & Distributors–0.14%
Air Lease Corp., Series B, 4.65%(e)(g)	2,391,000	2,369,536
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	2,890,000	2,889,052
5.00%, 10/03/2034	191,000	194,110
GATX Corp.,
5.50%, 06/15/2035	21,000	21,716
6.05%, 06/05/2054	27,000	27,736
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	1,016,000	1,047,540
5.13%, 07/17/2034(b)	942,000	977,369
		7,527,059
Transaction & Payment Processing Services–0.04%
Block, Inc.,
5.63%, 08/15/2030(b)	913,000	930,958
6.00%, 08/15/2033(b)	1,099,000	1,130,340
Fiserv, Inc.,
5.38%, 08/21/2028	39,000	39,999
4.55%, 02/15/2031	19,000	18,864
5.63%, 08/21/2033	27,000	27,925
5.45%, 03/15/2034	27,000	27,483
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Transaction & Payment Processing Services–(continued)
Mastercard, Inc., 4.85%, 03/09/2033	$87,000	$90,052
		2,265,621
Water Utilities–0.03%
Aegea Finance S.a.r.l. (Brazil), 7.63%, 01/20/2036(b)	324,000	307,601
American Water Capital Corp., 5.70%, 09/01/2055	1,457,000	1,485,161
		1,792,762
Wireless Telecommunication Services–0.20%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	417,500	421,619
T-Mobile USA, Inc.,
4.95%, 11/15/2035	4,255,000	4,279,446
5.65%, 01/15/2053	67,000	66,518
6.00%, 06/15/2054	5,000	5,199
5.88%, 11/15/2055(c)	669,000	682,248
5.70%, 01/15/2056(c)	5,070,000	5,053,883
Turkcell Iletisim Hizmetleri A.S. (Turkey), 7.65%, 01/24/2032(b)	670,000	709,798
		11,218,711
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,538,675,817)		2,576,410,862

Asset-Backed Securities–31.40%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(k)	31,477	31,315
Series 2005-1, Class 4A1, 5.82%, 05/25/2035(k)	224,601	220,478
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 4.82% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	12,106,000	12,088,083
ALA Trust, Series 2025-OANA, Class B, 5.80% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	7,781,000	7,828,435
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	12,979,685
Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(k)	$429,663	$420,198
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(k)	2,077,441	1,991,062
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(k)	905,448	875,295
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(k)	2,080,784	1,804,857
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(k)	5,642,886	4,967,885
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	10,472,099	10,001,437
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	2,662,568	2,688,671
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	8,114,739	8,148,268
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	10,985,686	11,082,438
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	6,371,677	6,396,112
Series 2025-HB1, Class A1, 5.87% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(d)	1,511,908	1,522,771
Apidos CLO XXV, Series 2016- 25A, Class A1R3, 5.02% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(d)	10,795,000	10,796,511
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 0.00% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(d)(f)	3,425,000	3,425,856
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	20,133,000	20,062,553
Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,421,191
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	3,919,000	4,005,303
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,475,000	2,492,816
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	13,131,000	13,521,773
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	5,324,000	5,333,062
Series 2025-3A, Class B, 4.46%, 02/20/2030(b)	2,856,000	2,855,608
Series 2025-3A, Class C, 4.95%, 02/20/2030(b)	1,091,600	1,098,322
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	12,125,000	12,148,067
Series 2025-4A, Class B, 4.77%, 02/20/2032(b)	5,277,000	5,301,690
Series 2025-4A, Class C, 5.26%, 02/20/2032(b)	2,363,000	2,365,397
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-4A, Class A1RR, 4.85% (3 mo. Term SOFR + 0.99%), 04/23/2035(b)(d)	$1,170,000	$1,170,498
Series 2021-1A, Class AR, 4.82% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	6,388,000	6,381,088
Series 2021-4A, Class A1R, 5.08% (3 mo. Term SOFR + 1.20%), 10/20/2034(b)(d)	1,760,000	1,762,923
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(k)	2,046,440	2,041,946
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	3,175,000	3,282,958
Barings CLO Ltd., Series 2021-2A, Class A1R, 4.97% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(d)	10,740,000	10,751,599
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	5,050,000	5,077,072
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(k)	9,295,383	8,156,326
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(k)	9,294,665	7,820,775
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(k)	8,074,890	7,312,482
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(k)	9,566,910	8,400,550
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(k)	11,673,455	9,836,918
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1, 0.00%, 01/25/2035(k)	166,433	161,774
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	113,688	110,928
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 5.51%, 11/25/2034(k)	105,084	106,544
Beechwood Park CLO, Ltd., Series 2019-1A, Class A1RR, 4.97% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(d)	5,305,000	5,308,565
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.70%, 04/10/2051(k)	6,921,000	6,048,164
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	15,597,996
Series 2019-B15, Class B, 3.56%, 12/15/2072	7,330,000	6,206,295
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1R, 4.96% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(d)	15,795,000	15,793,105
Principal Amount		Value

Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.90% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	$9,863,000	$9,863,858
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(d)	8,865,000	8,872,562
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(k)	2,500,000	2,631,690
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(k)	732,792	717,100
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(k)	2,065,000	2,141,225
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.95% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(d)	3,994,000	3,996,041
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.92% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(d)	5,191,978	5,186,868
Series 2021-VOLT, Class C, 5.17% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(d)	6,200,500	6,198,213
Series 2021-VOLT, Class D, 5.72% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(d)	11,981,497	11,978,335
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(k)	7,025,000	7,167,884
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(k)	4,590,000	4,695,499
BX Trust,
Series 2022-LBA6, Class A, 4.96% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(d)	10,965,000	10,957,207
Series 2022-LBA6, Class B, 5.26% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	6,790,000	6,786,190
Series 2022-LBA6, Class C, 5.56% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	3,630,000	3,628,498
Series 2025-VLT6, Class A, 5.40% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(d)	9,085,000	9,069,963
Series 2025-VLT6, Class B, 5.85% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(d)	5,740,000	5,725,854
Series 2025-VLT7, Class A, 5.66% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(d)	5,350,000	5,359,173
Series 2025-VOLT, Class C, 6.35% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(d)	10,925,000	10,965,349
Series 2025-VOLT, Class D, 6.75% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(d)	6,990,000	7,018,375
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1R3, 4.80% (3 mo. Term SOFR + 0.92%), 07/20/2032(b)(d)	$8,951,760	$8,957,820
Series 2015-5A, Class A1R4, 4.76% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(d)	3,300,000	3,300,261
Carlyle US CLO Ltd., Series 2020-2A, Class A1R2, 4.94% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(d)	14,320,000	14,305,580
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.85% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	6,705,740	6,712,460
Centersquare Issuer LLC,
Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	8,430,000	8,185,058
Series 2025-4A, Class A2, 5.20%, 08/25/2055(i)	10,250,000	9,786,390
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(k)	3,313,151	3,054,877
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(k)	756,821	709,079
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(k)	3,084,317	2,917,949
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(k)	1,529,825	1,435,745
CIFC Funding Ltd. (Cayman Islands),
Series 2016-1A, Class AR3, 4.87% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(d)	4,204,755	4,206,630
Series 2021-7A, Class AR, 4.95% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(d)	17,100,000	17,104,018
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.53%, 08/25/2034(k)	48,300	45,698
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(k)	9,289,877	7,828,339
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(k)	6,973,293	7,088,183
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	3,508,849	3,574,945
Clover CLO LLC, Series 2021- 3A, Class AR, 4.93% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(d)	10,177,000	10,183,340
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(k)	2,674,064	2,440,372
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(k)	5,875,010	5,344,033
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	6,117,879	5,897,492
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(k)	8,298,181	8,210,777
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	4,580,000	4,581,857
Principal Amount		Value

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	$183,964	$83,423
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(k)	1,108,431	1,013,335
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(k)	1,828,065	1,647,872
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(k)	6,880,865	6,723,865
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(k)	5,772,399	5,421,498
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(k)	8,172,738	8,150,246
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	4,824,437	4,872,950
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(k)	6,080,523	6,128,066
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	20,499,213
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.58%, 06/25/2034(k)	345,479	325,992
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,571,875	9,500,508
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	4,770,000	4,811,632
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	3,210,000	3,244,569
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(b)(k)	2,577,651	2,294,556
Domino’s Pizza Master Issuer LLC,
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,587,520	17,985,796
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	8,940,000	9,010,417
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	7,800,000	7,887,727
EFMT,
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(k)	8,868,025	8,938,791
Series 2025-NQM5, Class A1, 5.03%, 11/25/2070(b)(k)	7,198,156	7,211,554
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(k)	$1,210,294	$1,175,278
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(k)	3,735	3,726
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(k)	650,356	572,366
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(k)	6,018,315	5,394,430
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	7,986,212	7,965,282
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	4,920,171	4,931,992
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 5.01% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(d)	16,550,000	16,557,762
Empower CLO Ltd., Series 2024-1A, Class A1, 5.46% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(d)	10,250,000	10,281,590
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	1,710,000	1,739,773
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,991,000	2,062,619
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	4,070,000	4,113,433
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	5,110,000	5,140,947
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(k)	13,443,138	12,159,709
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(k)	2,835,646	2,581,277
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.81% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	7,063,000	7,049,051
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	11,786,710	11,927,844
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(k)	642,223	632,294
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	717,788	692,971
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	4,376,115	4,413,897
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(k)	323,762	268,726
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 4.85% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(d)	4,358,000	4,352,169
Goldentree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.03% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	5,985,000	5,992,834
Principal Amount		Value

GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	$8,325,000	$7,862,903
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	8,077,064
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(k)	7,319,408	6,622,594
Series 2025-HE1, Class A1, 5.62% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	4,439,516	4,448,555
Series 2025-HE2, Class A1, 5.62% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(d)	1,798,163	1,803,072
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	5,709,818	5,719,425
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	9,175,176	9,182,303
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.60%, 09/25/2035(k)	73,249	66,711
Harbor Park CLO Ltd., Series 2018-1A, Class AR2, 4.83% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(d)	6,250,000	6,253,813
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 4.97% (1 mo. Term SOFR + 1.01%), 06/20/2035(d)	10,131	9,565
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,840,600
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	2,053,875
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	2,083,564	2,119,965
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	3,479,040	3,429,855
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	12,002,000	11,991,198
IP Mortgage Trust, Series 2025-IP, Class A, 5.42%, 06/10/2042(b)(k)	10,963,000	11,184,095
J.P. Morgan Mortgage Trust,
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(k)	9,696,505	9,774,555
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(k)	3,033,149	3,033,605
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	7,082,250	7,252,468
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,370,750	5,366,650
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2005-A5, Class 1A2, 4.75%, 08/25/2035(k)	$52,701	$51,191
Series 2007-A4, Class 3A1, 5.25%, 06/25/2037(k)	282,671	217,399
Series 20153, Class B2, 3.57%, 05/25/2045(b)(k)	2,962,535	2,819,647
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(k)	10,389,458	8,951,561
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(k)	1,534,572	1,545,477
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(k)	7,333,002	7,400,732
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	5,315,990
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.96% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(d)	11,050,000	11,044,409
KKR CLO 15 Ltd., Series 15, Class A1R2, 4.98% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(d)	4,717,935	4,718,577
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	88,605	63,694
Life Mortgage Trust, Series 2021-BMR, Class C, 5.17% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(d)	493,949	491,645
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.19% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(d)	9,086,531	9,096,654
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(k)	5,576,153	5,043,119
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(k)	5,607,223	5,062,308
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(k)	148,555	142,093
Series 2005-A5, Class A9, 4.77%, 06/25/2035(k)	221,482	215,373
Metronet Infrastructure Issuer LLC, 6.01%, 07/20/2055(i)	7,250,000	7,337,149
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(k)	6,354,429	5,773,097
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.77% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(d)	5,810,000	5,799,524
Series 2021-STOR, Class B, 4.97% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(d)	4,355,000	4,346,144
Principal Amount		Value

MILE Trust,
Series 2025-STNE, Class A, 5.46% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(d)	$8,975,000	$8,994,364
Series 2025-STNE, Class B, 5.66% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	3,750,000	3,756,544
Series 2025-STNE, Class C, 6.06% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	3,165,000	3,171,735
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(k)	4,421,000	4,559,392
Morgan Stanley Capital I Trust,
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	17,155,870
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	10,413,624
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(k)	5,044,337	5,109,349
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(k)	7,292,448	7,367,528
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(k)	5,868,975	5,931,866
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(k)	7,653,480	7,667,338
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	5,926,748	6,026,866
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.84% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(d)	8,340,000	8,342,185
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(k)	961,932	927,425
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(k)	1,997,648	1,891,726
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(k)	5,972,106	5,710,205
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	2,574,840	2,606,462
NextGear Floorplan Master Owner Trust, Series 2025- 2A, Class A2, 4.23%, 10/15/2030(b)	3,200,000	3,214,314
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.87% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	7,066,000	7,052,186
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(k)	$8,768,509	$7,627,746
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(k)	7,256,212	6,578,104
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	7,063,333	6,551,229
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	5,244,092	5,245,815
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(k)	3,195,459	3,216,933
Series 2025-HE2, Class A1, 5.52% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(d)	7,279,314	7,312,695
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(k)	6,498,573	5,891,771
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	22,501,000	20,911,482
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2025-2A, Class A1, 5.23% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(d)	17,870,000	17,876,254
Series 2025-3A, Class A1, 0.00% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(d)(f)	9,449,000	9,451,362
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.81% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	9,129,000	9,124,335
PMT Loan Trust, Series 2025- INV1, Class A7, 6.00%, 01/25/2060(b)(k)	4,158,921	4,237,120
PPM CLO 3 Ltd., Series 2019- 3A, Class AR, 5.23% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(d)	9,626,000	9,639,111
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	5,977,838	5,688,676
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	9,124,751	9,122,224
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(k)	12,252,841	12,454,714
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 4.61% (1 mo. Term SOFR + 0.65%), 08/25/2031(d)	78,401	75,434
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	13,584,952	14,145,443
Principal Amount		Value

Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(k)	$6,024,631	$6,131,239
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(k)	5,051,715	5,135,162
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(k)	6,538,132	6,572,135
RCKT Mortgage Trust, Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	3,811,427	3,852,596
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(k)	86,036	85,574
RR 16 Ltd., Series 2021-16A, Class A1R, 4.95% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(d)	7,825,000	7,828,733
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.97% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(d)	22,060,000	22,066,331
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	5,114,599	5,095,690
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 5.21% (1 mo. Term SOFR + 1.25%), 08/15/2042(b)(d)	3,855,000	3,862,349
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(k)	300,706	261,635
Series 2013-7, Class A2, 3.00%, 06/25/2043(k)	222,655	204,129
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(k)	12,528,607	12,586,940
Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(k)	4,439,890	4,472,328
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(k)	10,740,625	10,176,015
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(k)	4,511,768	4,172,991
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 5.00% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	1,314,200	1,313,963
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(k)	282,843	273,292
SHRN Trust,
Series 2025-MF18, Class A, 5.16% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(d)	17,885,000	17,902,513
Series 2025-MF18, Class B, 5.41% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(d)	3,525,000	3,530,438
Series 2025-MF18, Class C, 5.66% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(d)	3,425,000	3,431,154
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.96% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	13,427,000	13,435,983
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, 4.98% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(d)	$15,510,000	$15,517,708
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,071,925	9,947,986
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,337,917	4,978,878
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	6,152,500	5,385,504
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(k)	2,819,973	2,662,790
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(k)	179,997	173,606
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(k)	886,891	849,154
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(k)	10,216,494	9,113,746
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(k)	7,443,167	6,774,923
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 5.23%, 09/25/2034(k)	33,400	32,999
Series 2004-8, Class 3A, 6.17%, 07/25/2034(k)	409,564	398,960
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	7,059,690	7,329,939
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	7,743,780	7,838,874
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	7,677,450	7,859,128
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	8,019,000	8,022,505
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	7,410,150	7,396,558
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	7,588,350	7,563,909
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	60,173	56,465
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	5,000,000	5,014,486
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.10% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(d)	2,265,163	2,266,783
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.99% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	6,016,066	6,017,739
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.80% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	9,109,756	9,113,974
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.06% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(d)	5,464,227	5,465,244
Principal Amount		Value

Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 4.80% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(d)	$2,767,525	$2,766,277
Symphony CLO XXIV, Ltd., Series 2020-24A, Class A1R, 5.26% (3 mo. Term SOFR + 1.13%), 10/23/2035(b)(d)	16,473,000	16,477,415
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	5,010,000	5,094,661
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	5,690,000	5,712,849
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	3,310,000	3,328,576
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	8,213,700	7,785,153
Thayer Park CLO Ltd., Series 2017-1A, Class A1RR, 4.87%, 04/20/2034(b)	1,485,000	1,483,333
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 5.07% (1 mo. Term SOFR + 1.11%), 12/25/2033(d)	104,108	101,991
Series 2005-1, Class A3, 4.66%, 04/25/2045(k)	226,695	222,463
TierPoint Issuer LLC,
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	11,433,000	11,657,363
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	8,934,000	9,101,718
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	10,701,814	10,185,811
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.06% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	5,695,562	5,700,972
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	16,272,129
Vantage Data Centers Issuer, LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	7,320,000	7,363,355
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(k)	9,585,000	9,738,325
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(k)	2,380,000	2,418,405
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(k)	7,435,000	7,601,157
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(k)	9,393,000	9,622,644
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(k)	$1,470,916	$1,331,660
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	8,240,890	7,617,900
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(k)	1,080,615	1,046,968
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	5,907,404	5,586,131
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	7,082,528	6,865,213
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(k)	4,131,864	4,136,840
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	827,870	802,504
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007- HY2, Class 2A2, 4.61%, 11/25/2036(k)	115,440	100,689
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 6.46%, 08/25/2035(k)	50,157	49,352
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,375,378	10,197,246
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	4,853,239	4,745,382
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(k)	5,762,000	5,882,199
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.42%, 10/15/2057(k)	4,693,000	4,555,978
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	21,034,839	19,840,127
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	4,586,938	4,685,828
Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	8,273,000	8,497,758
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	6,494,000	6,555,785
Total Asset-Backed Securities (Cost $1,776,054,483)		1,735,679,698
U.S. Government Sponsored Agency Mortgage-Backed Securities–23.40%
Collateralized Mortgage Obligations–0.66%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(l)	1,383	156
6.00%, 07/25/2033(l)	1,526	185
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(k)	$4,736,000	$4,761,880
Series K085, Class AM, 4.06%, 10/25/2028(k)	4,736,000	4,767,639
Series K089, Class AM, 3.63%, 01/25/2029(k)	8,018,000	7,960,029
Series K088, Class AM, 3.76%, 01/25/2029(k)	18,944,000	18,888,564
		36,378,453
Federal Home Loan Mortgage Corp. (FHLMC)–2.20%
3.50%, 08/01/2026	14,490	14,420
7.00%, 05/01/2028 to 06/01/2032	110,300	115,618
6.00%, 03/01/2029 to 08/01/2053	52,846,110	54,899,881
7.50%, 05/01/2030 to 05/01/2035	120,283	123,567
8.50%, 08/01/2031	7,562	8,005
3.00%, 02/01/2032 to 11/01/2052	34,091,876	30,431,002
6.50%, 08/01/2032 to 09/01/2036	39,006	41,019
8.00%, 08/01/2032	5,174	5,439
5.50%, 01/01/2034 to 07/01/2053	26,658,575	27,321,954
5.00%, 07/01/2034 to 06/01/2040	703,997	725,882
4.50%, 02/01/2040 to 10/01/2046	7,593,753	7,683,317
ARM, 6.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.05%), 12/01/2036(d)	23,924	24,807
7.23% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(d)	2,279	2,354
6.71% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 05/01/2037(d)	36,956	38,220
		121,435,485
Federal National Mortgage Association (FNMA)–1.14%
6.50%, 07/01/2028 to 01/01/2037	22,336	23,254
7.50%, 02/01/2030 to 08/01/2037	191,496	198,197
3.50%, 12/01/2030 to 05/01/2047	19,883,598	18,899,292
7.00%, 03/01/2032 to 02/01/2034	96,455	101,033
8.50%, 10/01/2032	12,692	13,270
5.50%, 04/01/2033 to 09/01/2053	28,418,464	29,080,035
8.00%, 04/01/2033	11,110	11,678
6.00%, 04/01/2037 to 10/01/2039	3,024	3,195
5.00%, 12/01/2039	209,328	215,779
3.00%, 08/01/2043	1,544,807	1,435,141
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
4.00%, 12/01/2048	$13,185,732	$12,803,798
ARM, 6.25% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(d)	26,978	27,902
6.59% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.62%), 01/01/2037(d)	12,609	13,035
6.65% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(d)	10,868	11,117
		62,836,726
Government National Mortgage Association (GNMA)–3.25%
8.00%, 06/15/2026	209	210
6.56%, 01/15/2027	11,004	11,119
7.00%, 10/15/2028 to 09/15/2032	47,341	48,247
6.00%, 11/15/2028 to 02/15/2033	20,647	21,499
6.50%, 01/15/2029 to 09/15/2034	24,330	24,837
7.50%, 05/15/2031 to 05/15/2032	2,404	2,451
5.50%, 06/15/2035	13,109	13,352
5.00%, 07/15/2035	1,239	1,274
4.00%, 03/20/2048	2,415,899	2,300,931
TBA, 2.50%, 12/01/2055(m)	46,250,000	40,145,267
4.50%, 12/01/2055(m)	43,634,000	42,683,767
5.00%, 12/01/2055(m)	37,810,000	37,773,395
5.50%, 12/01/2055(m)	30,008,000	30,309,097
6.00%, 12/01/2055(m)	25,897,000	26,398,275
		179,733,721
Uniform Mortgage-Backed Securities–16.15%
TBA, 4.50%, 12/01/2040 to 12/01/2055(m)	61,761,730	61,417,523
5.00%, 12/01/2040 to 12/01/2055(m)	94,941,822	95,357,337
2.00%, 12/01/2055(m)	222,706,641	181,268,260
2.50%, 12/01/2055(m)	214,136,525	182,224,729
3.00%, 12/01/2055(m)	134,641,987	119,606,190
3.50%, 12/01/2055(m)	84,249,877	77,937,886
4.00%, 12/01/2055(m)	64,994,561	61,911,873
5.50%, 12/01/2055(m)	37,726,596	38,208,073
6.00%, 12/01/2055(m)	28,626,676	29,313,871
6.50%, 12/01/2055(m)	44,240,000	45,835,367
		893,081,109
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,290,828,282)		1,293,465,494
U.S. Treasury Securities–12.31%
U.S. Treasury Bills–0.47%
3.59% - 4.12%, 05/14/2026(n)(o)	26,332,000	25,894,289
Principal Amount		Value
U.S. Treasury Bonds–1.95%
4.63%, 11/15/2045	$7,199,100	$7,194,601
4.75%, 08/15/2055	99,399,300	100,672,853
		107,867,454
U.S. Treasury Notes–9.89%
3.50%, 10/31/2027	144,808,600	144,780,318
3.50%, 11/15/2028	99,047,000	99,074,083
3.63%, 10/31/2030	130,365,600	130,498,002
3.75%, 10/31/2032	10,827,800	10,804,114
4.00%, 11/15/2035	162,018,000	161,777,504
		546,934,021
Total U.S. Treasury Securities (Cost $677,338,081)		680,695,764
Variable Rate Senior Loan Interests–1.48%(p)(q)
Aerospace & Defense–0.05%
TransDigm, Inc.,
Term Loan J, 6.50% (3 mo. Term SOFR + 3.25%), 02/28/2031	246,875	247,550
Term Loan M, 6.50% (1 mo. SOFR + 2.50%), 08/30/2032	2,761,733	2,770,598
		3,018,148
Automobile Manufacturers–0.03%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 6.67% (1 mo. Term SOFR + 2.75%), 01/15/2032	1,437,000	1,444,185
Electronic Manufacturing Services–0.01%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.12% (6 mo. Term SOFR + 2.25%), 08/04/2031	392,038	392,661
Health Care Facilities–0.00%
Select Medical Corp., Term Loan B, 5.92% (1 mo. Term SOFR + 0.20%), 11/30/2031	155,783	154,809
Health Care Supplies–0.04%
Bausch and Lomb, Inc., Term Loan B, 8.17% (1 mo. Term SOFR + 4.25%), 01/30/2031	2,044,875	2,060,723
Passenger Airlines–0.12%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.13% (3 mo. SOFR + 3.25%), 05/07/2032	6,862,316	6,894,912
Real Estate Development–0.00%
Greystar Real Estate Partners LLC, Term Loan B, 6.32% (3 mo. Term SOFR + 2.50%), 08/21/2030(i)	246,262	247,802
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount			Value
Real Estate Operating Companies–0.00%
Cushman & Wakefield US Borrower LLC, Term Loan, 6.67% (1 mo. Term SOFR + 3.75%), 01/31/2030		$212,406	$213,424
Restaurants–0.83%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.92% (1 mo. SOFR + 2.00%), 09/10/2031		15,500,505	15,529,568
Term Loan, 5.84% (1 mo. Term SOFR + 2.00%), 10/25/2032		30,095,000	30,138,939
			45,668,507
Wireless Telecommunication Services–0.40%
X Corp., Term Loan B, 9.50%, 10/27/2029		22,172,000	22,008,038
Total Variable Rate Senior Loan Interests (Cost $82,070,273)			82,103,209
Shares
Preferred Stocks–1.10%
Aerospace & Defense–0.04%
Boeing Co. (The), 6.00%, Conv. Pfd.		37,000	2,339,140
Diversified Banks–0.52%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		23,403	28,551,894
Diversified Financial Services–0.24%
Apollo Global Management, Inc., 7.63%, Pfd.(e)		508,150	13,445,649
Electric Utilities–0.02%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.		20,000	1,021,600
Investment Banking & Brokerage–0.11%
Morgan Stanley, 6.88%, Series F, Pfd.		249,737	6,315,849
Regional Banks–0.17%
M&T Bank Corp., 7.50%, Series J, Pfd.		348,527	9,284,759
Total Preferred Stocks (Cost $61,061,886)			60,958,891

Exchange-Traded Funds–1.05%
Invesco Core Fixed Income ETF(r)		10,500	268,541
Invesco High Yield Bond Factor ETF(c)(r)		134,800	3,051,508
Invesco High Yield Select ETF(r)		9,000	231,981
Invesco Senior Loan ETF(c)(r)		112,000	2,343,040
Invesco Short Duration Total Return Bond ETF(r)		1,893,300	47,540,763
Invesco Total Return Bond ETF(c)(r)		100,000	4,765,000
Total Exchange-Traded Funds (Cost $59,259,120)			58,200,833
Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.25%(s)
Automotive Parts & Equipment–0.01%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(b)	EUR	100,000	118,449
	Principal Amount		Value
Automotive Parts & Equipment–(continued)
Schaeffler AG (Germany), 3.38%, 10/12/2028(b)	EUR	200,000	$232,468
			350,917
Cable & Satellite–0.00%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(Acquired 05/21/2025-05/28/2025; Cost $283,798)(b)(j)	EUR	250,000	293,971
Commercial & Residential Mortgage Finance–0.00%
ION Platform Finance S.a.r.l. (Luxembourg),
6.50%, 09/30/2030(b)	EUR	100,000	113,095
6.88%, 09/30/2032(b)	EUR	100,000	112,277
			225,372
Drug Retail–0.06%
Boots Group Finco L.P. (United Kingdom),
5.38%, 08/31/2032(b)	EUR	1,025,000	1,224,744
7.38%, 08/31/2032(b)	GBP	1,500,000	2,044,247
			3,268,991
Health Care Supplies–0.00%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(d)	EUR	200,000	235,874
Homefurnishing Retail–0.00%
Mobilux Finance S.A.S. (France), 4.25%, 07/15/2028(b)	EUR	200,000	232,818
Integrated Telecommunication Services–0.05%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	3,527,000	2,533,272
Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	6,405,337
Sovereign Debt–0.01%
Romanian Government International Bond (Romania), 6.75%, 07/11/2039(b)	EUR	300,000	364,686
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,363,494)			13,911,238

Agency Credit Risk Transfer Notes–0.12%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R02, Class 1M1, 6.37% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)		$2,204,735	2,249,656
Series 2025-R04, Class 1A1, 5.07% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(d)		1,051,646	1,053,879
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Freddie Mac,
Series 2023-DNA1, Class M1, STACR®, 6.14% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)	$1,617,815	$1,640,879
Series 2025-DNA4, Class A1, STACR®, 4.97% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(d)	1,438,938	1,439,751
Total Agency Credit Risk Transfer Notes (Cost $6,313,134)		6,384,165

Municipal Obligations–0.01%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $507,000)	507,000	560,002
Shares
Common Stocks & Other Equity Interests–0.00%
Broadline Retail–0.00%
Americanas S.A. (Brazil)(t)	10,955	12,191
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(t)	3,651	2,736
		14,927
Oil & Gas Drilling–0.00%
Vantage Drilling International Ltd.(t)	95	1,140
Paper & Plastic Packaging Products & Materials–0.00%
Smurfit WestRock PLC	65	2,320
Specialty Chemicals–0.00%
Ingevity Corp.(t)	10	522
Total Common Stocks & Other Equity Interests (Cost $4,952)		18,909
Shares		Value
Money Market Funds–2.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(r)(u)	39,428,011	$39,428,011
Invesco Treasury Portfolio, Institutional Class, 3.85%(r)(u)	73,218,503	73,218,503
Total Money Market Funds (Cost $112,646,514)		112,646,514

Options Purchased–0.04%
(Cost $3,051,898)(v)		1,985,025
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-119.80% (Cost $6,621,174,934)		6,623,020,604
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.65%
Invesco Private Government Fund, 4.00%(r)(u)(w)	117,202,918	117,202,918
Invesco Private Prime Fund, 4.12%(r)(u)(w)	305,737,083	305,828,804
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $423,033,153)		423,031,722
TOTAL INVESTMENTS IN SECURITIES–127.45% (Cost $7,044,208,087)		7,046,052,326
OTHER ASSETS LESS LIABILITIES—(27.45)%		(1,517,742,346)
NET ASSETS–100.00%		$5,528,309,980
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $2,827,307,289, which represented 51.14% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Zero coupon bond issued at a discount.
(g)	Perpetual bond with no specified maturity date.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $2,611,726, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Restricted security. The aggregate value of these securities at November 30, 2025 was $562,208, which represented less than 1% of the Fund’s Net Assets.
(k)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2025.

(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(q)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Core Fixed Income ETF	$-	$268,320	$-	$221	$-	$268,541	$1,054
Invesco High Yield Bond Factor ETF	1,861,810	1,195,967	-	(6,269)	-	3,051,508	40,608
Invesco High Yield Select ETF	230,850	-	-	1,131	-	231,981	3,450
Invesco Senior Loan ETF	2,343,040	-	-	-	-	2,343,040	40,824
Invesco Short Duration Total Return Bond ETF	325,455	47,239,254	-	(23,946)	-	47,540,763	227,182
Invesco Total Return Bond ETF	4,704,000	-	-	61,000	-	4,765,000	59,752
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	69,413,412	157,375,258	(187,360,659)	-	-	39,428,011	411,584
Invesco Treasury Portfolio, Institutional Class	128,905,675	292,268,337	(347,955,509)	-	-	73,218,503	751,594
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,053,280	157,376,068	(130,226,430)	-	-	117,202,918	1,033,747*
Invesco Private Prime Fund	252,062,513	390,034,772	(336,268,624)	(18,429)	18,572	305,828,804	2,800,803*
Total	$549,900,035	$1,045,757,976	$(1,001,811,222)	$13,708	$18,572	$593,879,069	$5,370,598

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(t)	Non-income producing security.
(u)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	02/20/2026	133	USD	6,975.00	USD	92,767,500	$1,985,025

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,128	March-2026	$862,171,504	$739,820	$739,820
U.S. Treasury Long Bonds	367	March-2026	43,099,563	286,447	286,447
U.S. Treasury Ultra Bonds	1,661	March-2026	200,877,187	2,164,064	2,164,064
Subtotal—Long Futures Contracts				3,190,331	3,190,331
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,711	March-2026	(297,574,609)	(981,967)	(981,967)
U.S. Treasury 10 Year Notes	1,476	March-2026	(167,295,375)	(1,051,808)	(1,051,808)
U.S. Treasury 10 Year Ultra Notes	1,821	March-2026	(211,605,891)	(1,894,998)	(1,894,998)
Subtotal—Short Futures Contracts				(3,928,773)	(3,928,773)
Total Futures Contracts				$(738,442)	$(738,442)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/28/2026	Barclays Bank PLC	EUR	6,238,000	USD	7,277,842	$17,675
01/28/2026	State Street Bank & Trust Co.	GBP	392,000	USD	524,192	5,307
Subtotal—Appreciation						22,982
Currency Risk
01/28/2026	Deutsche Bank AG	CAD	1,000,000	USD	716,804	(838)
Total Forward Foreign Currency Contracts						$22,144

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,517,765,489	$58,645,373	$2,576,410,862
Asset-Backed Securities	—	1,706,564,961	29,114,737	1,735,679,698
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,293,465,494	—	1,293,465,494
U.S. Treasury Securities	—	680,695,764	—	680,695,764
Variable Rate Senior Loan Interests	—	81,855,407	247,802	82,103,209
Preferred Stocks	60,958,891	—	—	60,958,891
Exchange-Traded Funds	58,200,833	—	—	58,200,833
Non-U.S. Dollar Denominated Bonds & Notes	—	13,911,238	—	13,911,238
Agency Credit Risk Transfer Notes	—	6,384,165	—	6,384,165
Municipal Obligations	—	560,002	—	560,002
Common Stocks & Other Equity Interests	18,909	—	—	18,909
Money Market Funds	112,646,514	423,031,722	—	535,678,236
Options Purchased	1,985,025	—	—	1,985,025
Total Investments in Securities	233,810,172	6,724,234,242	88,007,912	7,046,052,326
Other Investments - Assets*
Investments Matured	—	116,607	0	116,607
Futures Contracts	3,190,331	—	—	3,190,331
Forward Foreign Currency Contracts	—	22,982	—	22,982
	3,190,331	139,589	0	3,329,920
Other Investments - Liabilities*
Futures Contracts	(3,928,773)	—	—	(3,928,773)
Forward Foreign Currency Contracts	—	(838)	—	(838)
	(3,928,773)	(838)	—	(3,929,611)
Total Other Investments	(738,442)	138,751	0	(599,691)
Total Investments	$233,071,730	$6,724,372,993	$88,007,912	$7,045,452,635

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Core Plus Bond Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended November 30, 2025:
	Value 08/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 11/30/25
U.S. Dollar Denominated Bonds & Notes	$25,022,523	$31,151,484	$—	$—	$—	$2,471,366	$—	$—	$58,645,373
Asset-Backed Securities	28,891,271	—	—	33,000	—	190,466	—	—	29,114,737
Variable Rate Senior Loan Interests	247,497	247,793	(248,410)	—	(170)	1,092	—	—	247,802
Investments Matured	0	—	—	—	—	—	—	—	0
Total	$54,161,291	$31,399,277	$(248,410)	$33,000	$(170)	$2,662,924	$—	$—	$88,007,912
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
U.S. Dollar Denominated Bonds & Notes	$58,645,373	Expected Recovery	Anticipated Proceeds	112.55% of Par	-
Asset-Backed Securities	29,114,737	Third-Party Pricing	Broker Quote	99.91% of Par	-
Variable Rate Senior Loan Interests	247,802	Third-Party Pricing	Broker Quote	100.63% of Par	-
Total	$88,007,912
Invesco Core Plus Bond Fund